UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Advance Auto Parts, Inc.	21	3,113
Amazon.com, Inc.*	117	103,722
AutoNation, Inc.*	14	592
AutoZone, Inc.*	8	5,784
Bed Bath & Beyond, Inc.	46	1,815
Best Buy Co., Inc.	80	3,932
BorgWarner, Inc.	57	2,382
CarMax, Inc.*	59	3,494
Carnival Corp.	126	7,423
CBS Corp. Cl B	108	7,491
Charter Communications, Inc. Cl A*	63	20,621
Chipotle Mexican Grill, Inc.*	9	4,010
Coach, Inc.	77	3,182
Comcast Corp. Cl A	1,411	53,039
D.R. Horton, Inc.	107	3,564
Darden Restaurants, Inc.	39	3,263
Delphi Automotive PLC	82	6,600
Discovery Communications, Inc. Cl A*	44	1,280
Discovery Communications, Inc. Cl C*	66	1,868
DISH Network Corp. Cl A*	67	4,254
Disney (Walt) Co.	431	48,871
Dollar General Corp.	75	5,230
Dollar Tree, Inc.*	72	5,649
Expedia, Inc.	37	4,668
Foot Locker, Inc.	40	2,992
Ford Motor Co.	1,165	13,561
Gap, Inc.	75	1,822
Garmin Ltd.	34	1,738
General Motors Co.	401	14,179
Genuine Parts Co.	45	4,158
Goodyear Tire & Rubber Co.	83	2,988
H&R Block, Inc.	51	1,186
Hanesbrands, Inc.	120	2,491
Harley-Davidson, Inc.	49	2,965
Hasbro, Inc.	31	3,094
Home Depot, Inc.	360	52,859
Interpublic Group of Cos., Inc.	124	3,047
Kohl’s Corp.	46	1,831
L Brands, Inc.	71	3,344
Leggett & Platt, Inc.	37	1,862
Lennar Corp. Cl A	57	2,918
LKQ Corp.*	100	2,927
Lowe’s Cos., Inc.	255	20,964
Macy’s, Inc.	100	2,964
Marriott International, Inc. Cl A	96	9,041
Mattel, Inc.	96	2,459
McDonald’s Corp.	244	31,625
Michael Kors Hldgs. Ltd.*	48	1,829
Mohawk Industries, Inc.*	18	4,131
Netflix, Inc.*	129	19,067
Newell Brands, Inc.	138	6,509
News Corp. Cl A	97	1,261
News Corp. Cl B	47	635
NIKE, Inc. Cl B	390	21,735
Nordstrom, Inc.	28	1,304
Omnicom Group, Inc.	71	6,121
O’Reilly Automotive, Inc.*	27	7,286
Priceline Group Inc.*	14	24,920
PulteGroup, Inc.	77	1,813
PVH Corp.	25	2,587
Ralph Lauren Corp.	16	1,306
Ross Stores, Inc.	117	7,707

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Royal Caribbean Cruises Ltd.	49	4,807
Scripps Networks Interactive, Inc. Cl A	30	2,351
Signet Jewelers Ltd.	18	1,247
Staples, Inc.	204	1,789
Starbucks Corp.	436	25,458
Target Corp.	167	9,217
TEGNA, Inc.	69	1,768
Tiffany & Co.	32	3,050
Time Warner, Inc.	228	22,278
TJX Cos., Inc.	192	15,183
Tractor Supply Co.	42	2,897
TripAdvisor, Inc.*	29	1,252
Twenty-First Century Fox, Inc. Cl A	316	10,235
Twenty-First Century Fox, Inc. Cl B	142	4,513
Ulta Beauty, Inc.*	17	4,849
Under Armour, Inc. Cl A*	62	1,226
Under Armour, Inc. Cl C*	67	1,226
V.F. Corp.	100	5,497
Viacom, Inc. Cl B	98	4,569
Whirlpool Corp.	22	3,769
Wyndham Worldwide Corp.	29	2,444
Wynn Resorts Ltd.	23	2,636
Yum! Brands, Inc.	104	6,646

		739,980

CONSUMER STAPLES (4.9%)
Altria Group, Inc.	578	41,281
Archer-Daniels-Midland Co.	176	8,103
Brown-Forman Corp. Cl B	52	2,401
Campbell Soup Co.	61	3,492
Church & Dwight Co., Inc.	73	3,641
Clorox Co.	39	5,258
Coca-Cola Co.	1,153	48,933
Colgate-Palmolive Co.	262	19,176
Conagra Brands, Inc.	118	4,760
Constellation Brands, Inc. Cl A	52	8,428
Costco Wholesale Corp.	130	21,800
Coty, Inc. Cl A	126	2,284
CVS Health Corp.	309	24,257
Dr. Pepper Snapple Group, Inc.	56	5,484
Estee Lauder Cos., Inc. Cl A	64	5,427
General Mills, Inc.	170	10,032
Hershey Co.	39	4,261
Hormel Foods Corp.	87	3,013
J.M. Smucker Co.	35	4,588
Kellogg Co.	73	5,301
Kimberly-Clark Corp.	104	13,690
Kraft Heinz Co.	177	16,073
Kroger Co.	268	7,903
McCormick & Co., Inc.	35	3,414
Mead Johnson Nutrition Co.	55	4,899
Molson Coors Brewing Co. Cl B	55	5,264
Mondelez International, Inc. Cl A	459	19,774
Monster Beverage Corp.*	116	5,356
PepsiCo, Inc.	426	47,652
Philip Morris Int’l., Inc.	463	52,273
Proctor & Gamble Co.	763	68,556
Reynolds American, Inc.	245	15,440
Sysco Corp.	149	7,736
Tyson Foods, Inc. Cl A	88	5,430
Walgreens Boots Alliance, Inc.	255	21,178
Wal-Mart Stores, Inc.	447	32,220
Whole Foods Market, Inc.	103	3,061

		561,839

ENERGY (3.4%)
Anadarko Petroleum Corp.	162	10,044
Apache Corp.	116	5,961
Baker Hughes, Inc.	123	7,358

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Cabot Oil & Gas Corp.	136	3,252
Chesapeake Energy Corp.*	227	1,348
Chevron Corp.	562	60,342
Cimarex Energy Co.	30	3,585
Concho Resources, Inc.*	46	5,904
ConocoPhillips	368	18,352
Devon Energy Corp.	162	6,759
EOG Resources, Inc.	170	16,584
EQT Corp.	52	3,177
Exxon Mobil Corp.	1,237	101,446
Halliburton Co.	262	12,893
Helmerich & Payne, Inc.	35	2,330
Hess Corp.	76	3,664
Kinder Morgan, Inc.	567	12,327
Marathon Oil Corp.	234	3,697
Marathon Petroleum Corp.	155	7,834
Murphy Oil Corp.	45	1,287
National Oilwell Varco, Inc.	108	4,330
Newfield Exploration Co.*	53	1,956
Noble Energy, Inc.	124	4,258
Occidental Petroleum Corp.	227	14,383
ONEOK, Inc.	58	3,216
Phillips 66	129	10,219
Pioneer Natural Resources Co.	49	9,125
Range Resources Corp.	65	1,892
Schlumberger Ltd.	417	32,568
Southwestern Energy Co.*	157	1,283
TechnipFMC PLC*	135	4,388
Tesoro Corp.	35	2,837
Transocean Ltd.*	97	1,208
Valero Energy Corp.	132	8,750
Williams Cos., Inc.	254	7,516

		396,073

FINANCIALS (10.2%)
Affiliated Managers Group, Inc.	18	2,951
Aflac, Inc.	118	8,546
Allstate Corp.	110	8,964
American Express Co.	222	17,562
American Int’l. Group, Inc.	273	17,043
Ameriprise Financial, Inc.	46	5,965
Aon PLC	76	9,020
Assurant, Inc.	18	1,722
Bank of America Corp.	2,974	70,157
Bank of New York Mellon Corp.	305	14,405
BB&T Corp.	246	10,996
Berkshire Hathaway, Inc. Cl B*	567	94,508
BlackRock, Inc.	36	13,806
Capital One Financial Corp.	143	12,392
CBOE Holdings, Inc.	30	2,432
Charles Schwab Corp.	366	14,936
Chubb Ltd.	138	18,740
Cincinnati Financial Corp.	41	2,963
Citigroup, Inc.	823	49,232
Citizens Financial Group, Inc.	149	5,148
CME Group, Inc.	102	12,118
Comerica, Inc.	51	3,498
Discover Financial Svcs.	113	7,728
E*Trade Financial Corp.*	85	2,966
Fifth Third Bancorp	230	5,842
Franklin Resources, Inc.	101	4,256
Gallagher (Arthur J.) & Co.	53	2,997
Goldman Sachs Group, Inc.	109	25,039
Hartford Financial Svcs. Group, Inc.	112	5,384
Huntington Bancshares, Inc.	311	4,164
Intercontinental Exchange, Inc.	177	10,597
Invesco Ltd.	116	3,553
iShares Core S&P 500 ETF	1,303	309,158

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

JPMorgan Chase & Co.	1,062	93,286
KeyCorp	331	5,885
Leucadia National Corp.	92	2,392
Lincoln National Corp.	71	4,647
Loews Corp.	78	3,648
M&T Bank Corp.	45	6,963
Marsh & McLennan Cos., Inc.	154	11,379
MetLife, Inc.	318	16,797
Moody’s Corp.	48	5,378
Morgan Stanley	428	18,336
Nasdaq, Inc.	34	2,361
Navient Corp.	82	1,210
Northern Trust Corp.	62	5,368
People’s United Financial, Inc.	102	1,856
PNC Financial Svcs. Grp., Inc.	145	17,435
Principal Financial Grp., Inc.	77	4,859
Progressive Corp.	166	6,504
Prudential Financial, Inc.	126	13,442
Raymond James Financial, Inc.	39	2,974
Regions Financial Corp.	365	5,303
S&P Global, Inc.	75	9,806
State Street Corp.	107	8,518
SunTrust Banks, Inc.	146	8,074
Synchrony Financial	225	7,718
T. Rowe Price Group, Inc.	70	4,771
Torchmark Corp.	32	2,465
Travelers Cos., Inc.	84	10,125
U.S. Bancorp	477	24,566
Unum Group	64	3,001
Wells Fargo & Co.	1,345	74,863
Willis Towers Watson PLC	38	4,944
XL Group Ltd.	76	3,029
Zions Bancorporation	56	2,352

		1,173,043

HEALTH CARE (7.3%)
Abbott Laboratories	512	22,738
AbbVie, Inc.	471	30,690
Aetna, Inc.	105	13,393
Agilent Technologies, Inc.	92	4,864
Alexion Pharmaceuticals, Inc.*	68	8,244
Allergan PLC	99	23,574
AmerisourceBergen Corp.	48	4,248
Amgen, Inc.	220	36,095
Anthem, Inc.	79	13,065
Bard (C.R.), Inc.	21	5,219
Baxter International, Inc.	141	7,312
Becton, Dickinson & Co.	62	11,373
BIOGEN, Inc.*	63	17,225
Boston Scientific Corp.*	397	9,873
Bristol-Myers Squibb Co.	494	26,864
Cardinal Health, Inc.	95	7,747
Celgene Corp.*	231	28,743
Centene Corp.*	52	3,706
Cerner Corp.*	86	5,061
CIGNA Corp.	75	10,987
Cooper Companies, Inc.	15	2,998
Danaher Corp.	182	15,566
DaVita Inc Inc.*	45	3,059
DENTSPLY SIRONA, Inc.	67	4,183
Edwards Lifesciences Corp.*	64	6,020
Envision Healthcare Corp.*	38	2,330
Express Scripts Hldg. Co.*	177	11,666
Gilead Sciences, Inc.	386	26,217
HCA Hldgs., Inc.*	86	7,653
Hologic, Inc.*	85	3,617
Humana, Inc.	44	9,070
IDEXX Laboratories, Inc.*	28	4,329

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Illumina, Inc.*	45	7,679
Incyte Corp.*	53	7,085
Intuitive Surgical, Inc.*	11	8,431
Johnson & Johnson	809	100,761
Laboratory Corp. of America Hldgs.*	30	4,304
Lilly (Eli) & Co.	288	24,224
Mallinckrodt PLC*	26	1,159
McKesson Corp.	62	9,192
Medtronic PLC	407	32,788
Merck & Co., Inc.	813	51,658
Mettler-Toledo Int’l., Inc.*	8	3,831
Mylan NV*	143	5,576
Patterson Cos., Inc.	26	1,176
PerkinElmer, Inc.	32	1,858
Perrigo Co. PLC	43	2,855
Pfizer, Inc.	1,765	60,381
Quest Diagnostics, Inc.	42	4,124
Regeneron Pharmaceuticals, Inc.*	22	8,525
Schein (Henry), Inc.*	24	4,079
Stryker Corp.	91	11,980
Thermo Fisher Scientific, Inc.	115	17,664
UnitedHealth Group, Inc.	286	46,907
Universal Health Svcs., Inc. Cl B	26	3,236
Varian Medical Systems, Inc.*	27	2,461
Vertex Pharmaceuticals, Inc.*	72	7,873
Waters Corp.*	23	3,595
Zimmer Biomet Hldgs., Inc.	60	7,327
Zoetis, Inc.	146	7,792

		836,250

INDUSTRIALS (5.2%)
3M Co.	177	33,865
Acuity Brands, Inc.	12	2,448
Alaska Air Group, Inc.	38	3,504
Allegion PLC	32	2,422
American Airlines Group, Inc.	145	6,134
AMETEK, Inc.	67	3,623
Arconic, Inc.	132	3,477
Boeing Co.	169	29,889
Caterpillar, Inc.	176	16,326
Cintas Corp.	25	3,164
CSX Corp.	271	12,615
Cummins, Inc.	47	7,106
Deere & Co.	87	9,471
Delta Air Lines, Inc.	220	10,111
Dover Corp.	45	3,616
Dun & Bradstreet Corp.	11	1,187
Eaton Corp. PLC	133	9,862
Emerson Electric Co.	191	11,433
Equifax, Inc.	35	4,786
Expeditors Int’l. of Wash.	53	2,994
Fastenal Co.	83	4,275
FedEx Corp.	71	13,856
Flowserve Corp.	39	1,888
Fluor Corp.	45	2,368
Fortive Corp.	91	5,480
Fortune Brands Home & Security, Inc.	49	2,982
General Dynamics Corp.	85	15,912
General Electric Co.	2,604	77,599
Grainger (W.W.), Inc.	15	3,491
Honeywell International, Inc.	225	28,096
Hunt (J.B.) Transport Svcs., Inc.	25	2,294
Illinois Tool Works, Inc.	94	12,452
Ingersoll-Rand PLC	75	6,099
Jacobs Engineering Group, Inc.	33	1,824
Johnson Controls Int’l. PLC	275	11,583
Kansas City Southern	29	2,487
L-3 Communications Corp.	22	3,636

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Lockheed Martin Corp.	74	19,802
Masco Corp.	88	2,991
Nielsen Hldgs. PLC	99	4,090
Norfolk Southern Corp.	85	9,517
Northrop Grumman Corp.	52	12,368
PACCAR, Inc.	105	7,056
Parker Hannifin Corp.	39	6,252
Pentair PLC	48	3,013
Quanta Services, Inc.*	48	1,781
Raytheon Co.	86	13,115
Republic Services, Inc.	67	4,208
Robert Half Int’l., Inc.	37	1,807
Robinson (C.H.) Worldwide, Inc.	39	3,014
Rockwell Automation, Inc.	38	5,917
Rockwell Collins, Inc.	38	3,692
Roper Technologies, Inc.	29	5,988
Ryder System, Inc.	16	1,207
Snap-on, Inc.	17	2,867
Southwest Airlines Co.	181	9,731
Stanley Black & Decker, Inc.	46	6,112
Stericycle, Inc.*	28	2,321
Textron, Inc.	77	3,664
TransDigm Group, Inc.	15	3,302
Union Pacific Corp.	241	25,527
United Continental Hldgs., Inc*	82	5,792
United Parcel Service, Inc. Cl B	207	22,211
United Rentals, Inc.*	24	3,001
United Technologies Corp.	221	24,798
Verisk Analytics, Inc. Cl A*	45	3,651
Waste Management, Inc.	123	8,969
Xylem, Inc.	50	2,511

		604,630

INFORMATION TECHNOLOGY (11.5%)
Accenture PLC Cl A	185	22,178
Activision Blizzard, Inc.	210	10,471
Adobe Systems, Inc.*	146	18,999
Advanced Micro Devices, Inc.*	225	3,274
Akamai Technologies, Inc.*	47	2,806
Alliance Data Systems Corp.	17	4,233
Alphabet, Inc. Cl A*	88	74,606
Alphabet, Inc. Cl C*	87	72,172
Amphenol Corp. Cl A	93	6,619
Analog Devices, Inc.	110	9,014
Apple, Inc.	1,560	224,105
Applied Materials, Inc.	325	12,643
Autodesk, Inc.*	56	4,842
Automatic Data Processing, Inc.	133	13,618
Broadcom Ltd.	120	26,275
CA, Inc.	93	2,950
Cisco Systems, Inc.	1,489	50,328
Citrix Systems, Inc.*	45	3,753
Cognizant Technology Solutions*	176	10,476
Corning, Inc.	268	7,236
CSRA, Inc.	42	1,230
eBay, Inc.*	307	10,306
Electronic Arts, Inc.*	88	7,878
F5 Networks, Inc.*	20	2,851
Facebook, Inc. Cl A*	699	99,293
Fidelity Nat’l. Information Svcs., Inc.	96	7,644
Fiserv, Inc.*	63	7,265
FLIR Systems, Inc.	34	1,234
Global Payments, Inc.	45	3,631
Harris Corp.	38	4,228
Hewlett Packard Enterprise Co.	508	12,040
HP, Inc.	517	9,244
Intel Corp.	1,403	50,606
Int’l. Business Machines Corp.	255	44,406

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Intuit, Inc.	73	8,467
Juniper Networks, Inc.	106	2,950
KLA-Tencor Corp.	45	4,278
Lam Research Corp.	48	6,161
MasterCard, Inc. Cl A	280	31,492
Microchip Technology, Inc.	65	4,796
Micron Technology, Inc.*	306	8,843
Microsoft Corp.	2,300	151,473
Motorola Solutions, Inc.	50	4,311
NetApp, Inc.	86	3,599
NVIDIA Corp.	178	19,390
Oracle Corp.	889	39,658
Paychex, Inc.	96	5,654
PayPal Hldgs., Inc.*	338	14,541
Qorvo, Inc.*	36	2,468
QUALCOMM, Inc.	440	25,230
Red Hat, Inc.*	51	4,412
Salesforce.com, inc.*	196	16,168
Seagate Technology PLC	90	4,134
Skyworks Solutions, Inc.	55	5,389
Symantec Corp.	178	5,461
Synopsys, Inc.*	43	3,102
TE Connectivity Ltd.	103	7,679
Teradata Corp.*	39	1,214
Texas Instruments, Inc.	297	23,926
Total System Services, Inc.	46	2,459
VeriSign, Inc.*	27	2,352
Visa, Inc. Cl A	551	48,967
Western Digital Corp.	86	7,098
Western Union Co.	149	3,032
Xerox Corp.	248	1,820
Xilinx, Inc.	71	4,110
Yahoo!, Inc.*	260	12,067

		1,329,155

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	65	8,794
Albemarle Corp.	34	3,592
Avery Dennison Corp.	30	2,418
Ball Corp.	49	3,639
CF Industries Hldgs., Inc.	63	1,849
Dow Chemical Co.	333	21,159
Du Pont (E.I.) de Nemours & Co.	256	20,564
Eastman Chemical Co.	46	3,717
Ecolab, Inc.	77	9,651
FMC Corp.	39	2,714
Freeport-McMoRan Copper & Gold, Inc.*	380	5,077
International Paper Co.	119	6,043
Int’l. Flavors & Fragrances, Inc.	23	3,048
LyondellBasell Inds. NV Cl A	100	9,119
Martin Marietta Materials, Inc.	20	4,365
Monsanto Co.	129	14,603
Newmont Mining Corp.	166	5,471
Nucor Corp.	93	5,554
PPG Industries, Inc.	77	8,091
Praxair, Inc.	83	9,844
Sealed Air Corp.	54	2,353
Sherwin-Williams Co.	23	7,134
The Mosaic Co.	104	3,035
Vulcan Materials Co.	41	4,940
WestRock Co.	70	3,642

		170,416

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	27	2,984
American Tower Corp.	125	15,193
Apartment Investment & Management Co. Cl A	42	1,863
AvalonBay Communities, Inc.	40	7,344
Boston Properties, Inc.	45	5,958

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

CBRE Group, Inc.*	84	2,922
Crown Castle Int’l. Corp.	108	10,201
Digital Realty Trust, Inc.	46	4,894
Equinix, Inc.	23	9,209
Equity Residential	106	6,595
Essex Property Trust, Inc.	19	4,399
Extra Space Storage, Inc.	40	2,976
Federal Realty Investment Trust	22	2,937
GGP, Inc.	182	4,219
HCP, Inc.	140	4,379
Host Hotels & Resorts, Inc.	231	4,310
Iron Mountain, Inc.	70	2,497
Kimco Realty Corp.	134	2,960
Mid-America Apt. Communities, Inc.	35	3,561
ProLogis, Inc.	154	7,990
Public Storage	43	9,413
Realty Income Corp.	81	4,822
Regency Centers Corp.	45	2,988
Simon Property Group, Inc.	94	16,171
SL Green Realty Corp	28	2,985
The Macerich Co.	37	2,383
UDR, Inc.	84	3,046
Ventas, Inc.	110	7,154
Vornado Realty Trust	52	5,216
Welltower, Inc.	108	7,649
Weyerhaeuser Co.	216	7,346

		176,564

TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	1,831	76,078
CenturyLink, Inc.	155	3,653
Level 3 Communications, Inc.*	84	4,806
Verizon Communications, Inc.	1,212	59,085

		143,622

UTILITIES (1.7%)
AES Corp.	214	2,393
Alliant Energy Corp.	62	2,456
Ameren Corp.	77	4,203
American Electric Power Co., Inc.	146	9,801
American Water Works Co., Inc.	55	4,277
CenterPoint Energy, Inc.	131	3,612
CMS Energy Corp.	81	3,624
Consolidated Edison, Inc.	88	6,834
Dominion Resources, Inc.	189	14,661
DTE Energy Co.	54	5,514
Duke Energy Corp.	208	17,058
Edison International	99	7,881
Entergy Corp.	56	4,254
Eversource Energy	92	5,408
Exelon Corp.	269	9,679
FirstEnergy Corp.	135	4,296
NextEra Energy, Inc.	139	17,843
NiSource, Inc.	104	2,474
NRG Energy, Inc.	99	1,851
PG&E Corp.	155	10,286
Pinnacle West Capital Corp.	36	3,002
PPL Corp.	198	7,403
Public Svc. Enterprise Group, Inc.	149	6,608
SCANA Corp.	44	2,875
Sempra Energy	76	8,398
Southern Co.	301	14,984
WEC Energy Group, Inc.	91	5,517
Xcel Energy, Inc.	152	6,756

		193,948

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,517,107) 54.8%		6,325,520

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	A-1+	0.76	06/22/17	100,000	99,827

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $99,827) 0.9%					99,827

TOTAL INDEXED ASSETS (Cost: $4,616,934) 55.7%					6,425,347

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.6%)
AutoZone, Inc.*	29	20,968
Bassett Furniture Industries, Inc.	348	9,361
Belmond Ltd.*	805	9,741
Bloomin’ Brands, Inc.	587	11,582
BorgWarner, Inc.	441	18,429
Bright Horizons Family Solutions, Inc.*	135	9,786
Cooper Tire & Rubber Co.	227	10,067
CST Brands, Inc.	1,184	56,938
Dick’s Sporting Goods, Inc.	140	6,812
Dillard’s, Inc. Cl A	20	1,045
Dollar Tree, Inc.*	99	7,768
Eros International PLC*	472	4,862
Five Below, Inc.*	310	13,426
Haverty Furniture Cos., Inc.	631	15,365
Houghton Mifflin Harcourt Co.*	1,347	13,672
Intrawest Resorts Hldgs., Inc.*	562	14,056
LCI Industries	87	8,683
Lear Corp.	30	4,247
Liberty Interactive Corp. Ser. A QVC Group*	459	9,190
Lions Gate Entertainment Corp. Cl A	704	18,698
Lions Gate Entertainment Corp. Cl B*	705	17,188
Lithia Motors, Inc. Cl A	300	25,695
Macy’s, Inc.	99	2,934
MSG Networks, Inc.*	666	15,552
NVR, Inc.*	5	10,534
Panera Bread Co. Cl A*	226	59,183
Playa Hotels & Resorts NV*	730	7,665
Ralph Lauren Corp.	197	16,079
Red Rock Resorts, Inc. Cl A	350	7,763
Scripps Networks Interactive, Inc. Cl A	130	10,188
Select Comfort Corp.*	1,325	32,846
Steve Madden Ltd.*	243	9,368
Taylor Morrison Home Corp. Cl A*	99	2,111
Thor Industries, Inc.	245	23,552
Tractor Supply Co.	226	15,587
Unifi, Inc.*	336	9,539
Wiley (John) & Sons, Inc. Cl A	103	5,541

		536,021

CONSUMER STAPLES (1.5%)
Argo Group International	40	2,712
Cal-Maine Foods, Inc.	261	9,604
Church & Dwight Co., Inc.	439	21,893
Constellation Brands, Inc. Cl A	107	17,341
Crimson Wine Group Ltd.*	1,434	14,340
Edgewell Personal Care Co.*	58	4,242
Energizer Hldgs., Inc.	58	3,234
Farmer Brothers Co.*	143	5,055
Ingredion, Inc.	71	8,551
J.M. Smucker Co.	194	25,430
Orchids Paper Products Co.	455	10,920
Vector Group Ltd.	980	20,384
Village Super Market, Inc. Cl A	709	18,789
WD-40 Co.	142	15,471

		177,966

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

ENERGY (2.0%)
Abraxas Petroleum Corp.*	1,564	3,159
Atwood Oceanics, Inc.*	484	4,613
Baker Hughes, Inc.	135	8,076
Carrizo Oil and Gas, Inc.*	163	4,672
Cheniere Energy, Inc.*	110	5,200
Concho Resources, Inc.*	55	7,059
Continental Resources, Inc.*	451	20,484
CrossAmerica Partners LP	204	5,341
Devon Energy Corp.	133	5,549
Gulfport Energy Corp.*	1,144	19,666
Hess Corp.	203	9,787
Matador Resources Co.*	329	7,827
Matrix Service Co.*	144	2,376
MPLX LP	125	4,510
Nabors Industries Ltd.	934	12,207
Newfield Exploration Co.*	243	8,969
Noble Energy, Inc.	196	6,731
Patterson-UTI Energy, Inc.	415	10,072
PBF Energy, Inc.	1,173	26,006
PDC Energy, Inc.*	120	7,482
Range Resources Corp.	881	25,637
RPC, Inc.	215	3,937
RSP Permian, Inc.*	103	4,267
Tesoro Corp.	35	2,837
Weatherford Int’l. PLC*	702	4,668
Williams Cos., Inc.	470	13,907

		235,039

FINANCIALS (7.9%)
Allied World Assurance Co. Hldgs. AG	189	10,036
American Equity Investment Life Hldg. Co.	417	9,854
American Financial Group, Inc.	99	9,447
Ameriprise Financial, Inc.	194	25,158
AMERISAFE, Inc.	75	4,868
Aspen Insurance Hldgs. Ltd.	206	10,722
Associated Banc-Corp.	369	9,004
Assurant, Inc.	37	3,540
BancFirst Corp.	149	13,395
Bank of Marin Bancorp	123	7,915
Bank of the Ozarks, Inc.	249	12,950
BankUnited, Inc.	174	6,492
Banner Corp.	249	13,854
Brookline Bancorp, Inc.	930	14,555
Brown & Brown, Inc.	140	5,841
Bryn Mawr Bank Corp.	266	10,507
CBOE Holdings, Inc.	60	4,864
Charter Financial Corp.	482	9,481
Columbia Banking System, Inc.	74	2,885
Commerce Bancshares, Inc.	208	11,681
Customers Bancorp, Inc.*	374	11,792
Dime Community Bancshares	450	9,135
Discover Financial Svcs.	95	6,497
Eagle Bancorp, Inc.*	154	9,194
East West Bancorp, Inc.	218	11,251
Easterly Acquisition Corp.*	789	7,890
Ellington Financial LLC	826	13,076
Enterprise Financial Svcs. Corp.	298	12,635
Everest Re Group Ltd.	98	22,913
FBL Financial Group, Inc. Cl A	130	8,509
Fifth Third Bancorp	854	21,691
First Connecticut Bancorp, Inc.	216	5,357
First Interstate BancSytem, Inc.	351	13,917
First Merchants Corp.	92	3,617
First Republic Bank/CA	237	22,233
Flushing Financial Corp.	295	7,927

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Glacier Bancorp, Inc.	313	10,620
Great Southern Bancorp, Inc.	20	1,010
Hanmi Financial Corp.	237	7,288
Hartford Financial Svcs. Group, Inc.	498	23,939
Heritage Financial Corp.	335	8,291
Huntington Bancshares, Inc.	299	4,004
Investors Bancorp, Inc.	1,788	25,712
iShares Russell 2000 Value ETF	200	23,632
iShares Russell Mid-Cap ETF	90	16,846
iShares Russell Mid-Cap Value ETF	316	26,225
Janus Capital Group, Inc.	406	5,359
KeyCorp	759	13,495
Lincoln National Corp.	155	10,145
Marlin Business Svcs. Corp.	443	11,407
MB Financial, Inc.	164	7,022
Moelis & Co. Cl A	180	6,930
NMI Hldgs., Inc. Cl A*	1,068	12,175
Northfield Bancorp, Inc.	661	11,911
Pinnacle Financial Partners, Inc.	127	8,439
Principal Financial Grp., Inc.	165	10,413
PrivateBancorp, Inc.	308	18,286
Progressive Corp.	410	16,063
Prosperity Bancshares, Inc.	114	7,947
Raymond James Financial, Inc.	204	15,557
Reinsurance Grp. of America, Inc.	252	31,999
SEI Investments Co.	228	11,500
Selective Insurance Group, Inc.	299	14,098
Starwood Property Trust, Inc.	1,830	41,322
Stock Yards Bancorp, Inc.	532	21,626
Stonegate Bank	72	3,390
SunTrust Banks, Inc.	254	14,046
SVB Financial Group*	240	44,661
Synchrony Financial	356	12,211
TriCo Bancshares	161	5,720
UMB Financial Corp.	99	7,456
United Financial Bancorp, Inc.	100	1,701
United Insurance Hldgs., Corp.	242	3,860
Voya Financial, Inc.	202	7,668
Waterstone Financial, Inc.	126	2,300

		910,957

HEALTH CARE (4.2%)
Abiomed, Inc.*	64	8,013
Acadia Healthcare Co., Inc.*	1,315	57,334
ACADIA Pharmaceuticals, Inc.*	242	8,320
Acceleron Pharma, Inc.*	144	3,812
Acorda Therapeutics, Inc.*	59	1,239
Agilent Technologies, Inc.	118	6,239
Agios Pharmaceuticals, Inc.*	60	3,504
Albany Molecular Research, Inc.*	262	3,676
Align Technology, Inc.*	144	16,518
Allergan PLC	0	79
Anika Therapeutics, Inc.*	134	5,821
Atrion Corp.	3	1,405
Bard (C.R.), Inc.	65	16,155
BioMarin Pharmaceutical, Inc.*	55	4,828
BioSpecifics Technologies Corp.*	131	7,179
Boston Scientific Corp.*	671	16,688
Catalent, Inc.*	158	4,475
Centene Corp.*	257	18,314
Chemed Corp.	25	4,567
CIGNA Corp.	37	5,420
DexCom, Inc.*	124	10,506
Edwards Lifesciences Corp.*	87	8,184
Emergent Biosolutions, Inc.*	292	8,479
Ensign Group, Inc.	74	1,391
Envision Healthcare Corp.*	109	6,684
Exact Sciences Corp.*	248	5,858

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Hill-Rom Hldgs., Inc.	68	4,801
Horizon Pharma PLC*	150	2,217
Humana, Inc.	65	13,399
Insulet Corp.*	114	4,912
Intersect ENT, Inc.*	257	4,408
Intuitive Surgical, Inc.*	10	7,665
Karyopharm Therapeutics, Inc.*	382	4,905
Kindred Healthcare, Inc.	323	2,697
Kite Pharma, Inc.*	94	7,378
Medicines Co.*	145	7,091
Mettler-Toledo Int’l., Inc.*	25	11,973
Neogen Corp.*	107	7,014
Neurocrine Biosciences, Inc.*	195	8,444
Nevro Corp.*	58	5,435
NuVasive, Inc.*	122	9,111
Omeros Corp.*	265	4,007
Omnicell, Inc.*	350	14,228
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	932	4,818
Pacira Pharmaceuticals, Inc.*	147	6,703
Penumbra, Inc.*	51	4,256
Prestige Brands Hldgs., Inc.*	89	4,945
Prothena Corp. PLC*	92	5,133
Radius Health, Inc.*	85	3,285
Repligen Corp.*	113	3,978
Supernus Pharmaceuticals, Inc.*	996	31,175
TESARO, Inc.*	69	10,617
Ultragenyx Pharmaceutical, Inc.*	90	6,100
United Therapeutics Corp.*	28	3,791
WellCare Health Plans, Inc.*	72	10,095
Wright Medical Group NV*	445	13,848
Zimmer Biomet Hldgs., Inc.	87	10,624
Zoetis, Inc.	202	10,781

		484,523

INDUSTRIALS (6.0%)
Alaska Air Group, Inc.	414	38,180
Altra Industrial Motion Corp.	225	8,764
AMERCO	22	8,386
Astronics Corp.*	842	26,716
AZZ, Inc.	510	30,346
BMC Stock Hldgs., Inc.*	562	12,701
Carlisle Cos., Inc.	214	22,772
CECO Environmental Corp.	340	3,573
Covenant Transportation Group Cl A*	935	17,578
Deluxe Corp.	246	17,754
Dover Corp.	167	13,418
EMCOR Group, Inc.	60	3,777
Encore Wire Corp.	270	12,420
EnPro Industries, Inc.	274	19,498
Equifax, Inc.	130	17,776
Flowserve Corp.	192	9,297
Fortune Brands Home & Security, Inc.	208	12,657
Generac Hldgs., Inc.*	149	5,555
Granite Construction, Inc.	449	22,536
Healthcare Svcs. Group, Inc.	366	15,771
Hyster-Yale Materials Handling, Inc. Cl A	100	5,639
IHS Markit Ltd.*	108	4,531
John Bean Technologies Corp.	55	4,837
Johnson Controls Int’l. PLC	192	8,087
Kansas City Southern	62	5,317
Kirby Corp.*	257	18,131
L-3 Communications Corp.	198	32,727
Lincoln Electric Hldgs., Inc.	148	12,855
LSC Communications, Inc.	210	5,284
Miller Industries, Inc.	692	18,234
Mueller Industries, Inc.	951	32,553
Mueller Water Products, Inc. Cl A	994	11,749

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

NCI Building Systems, Inc.*	346	5,934
Old Dominion Freight Line, Inc.	279	23,874
Orbital ATK, Inc.	281	27,538
Oshkosh Corp.	69	4,733
Pitney Bowes, Inc.	370	4,851
Quanex Building Products Corp.	227	4,597
Rockwell Automation, Inc.	131	20,398
Rockwell Collins, Inc.	133	12,922
Roper Technologies, Inc.	36	7,434
Smith (A.O.) Corp.	146	7,469
Stanley Black & Decker, Inc.	80	10,630
Sun Hydraulics Corp.	315	11,375
Teledyne Technologies, Inc.*	96	12,140
Trex Co., Inc.*	124	8,604
Tutor Perini Corp.*	100	3,180
United Rentals, Inc.*	95	11,880
Universal Forest Products, Inc.	82	8,081
VSE Corp.	236	9,629
Wabtec Corp.	148	11,544

		686,232

INFORMATION TECHNOLOGY (6.8%)
Acacia Communications, Inc.*	95	5,569
Advanced Micro Devices, Inc.*	715	10,403
Aerohive Networks, Inc.*	1,486	6,256
Akamai Technologies, Inc.*	178	10,627
Ambarella, Inc.*	235	12,857
Amphenol Corp. Cl A	216	15,373
Analog Devices, Inc.	149	12,210
Anixter International, Inc.*	50	3,965
ARRIS International PLC*	840	22,218
Aspen Technology, Inc.*	72	4,242
Avnet, Inc.	332	15,192
Belden, Inc.	60	4,151
Broadcom Ltd.	71	15,546
CA, Inc.	178	5,646
CalAmp Corp.*	526	8,831
Callidus Software, Inc.*	483	10,312
Cavium, Inc.*	268	19,205
Cirrus Logic, Inc.*	50	3,035
Coherent, Inc.*	19	3,907
CommVault Systems, Inc.*	50	2,540
Computer Sciences Corp.	272	18,771
Comtech Telecommunications Corp.	442	6,515
Conduent, Inc.*	49	822
Cornerstone OnDemand, Inc.*	131	5,095
Cypress Semiconductor Corp.	825	11,351
EPAM Systems, Inc.*	117	8,836
Euronet Worldwide, Inc.*	152	12,999
Everspin Technologies, Inc.*	678	5,681
F5 Networks, Inc.*	14	1,996
Fair Isaac Corp.	52	6,705
FARO Technologies, Inc.*	144	5,148
Fidelity Nat’l. Information Svcs., Inc.	292	23,249
Genpact Ltd.	418	10,350
Global Payments, Inc.	176	14,200
Globant S.A.*	203	7,389
Guidewire Software, Inc.*	128	7,210
Harris Corp.	70	7,789
II-VI, Inc.*	12	433
Integrated Device Technology, Inc.*	233	5,515
j2 Global, Inc.	83	6,965
Littelfuse, Inc.	22	3,518
LogMeIn, Inc.	338	32,955
Lumentum Hldgs., Inc.*	132	7,042
Match Group, Inc.*	187	3,054
MAXIMUS, Inc.	85	5,287
MaxLinear, Inc. Cl A*	548	15,371

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Microchip Technology, Inc.	151	11,141
Microsemi Corp.*	143	7,370
MKS Instruments, Inc.	177	12,169
Monolithic Power Systems, Inc.	140	12,894
New Relic, Inc.*	289	10,713
NVIDIA Corp.	123	13,398
NXP Semiconductors NV*	118	12,214
Oclaro, Inc.*	140	1,375
Palo Alto Networks, Inc.*	63	7,099
Paycom Software, Inc.*	140	8,051
Perficient, Inc.*	303	5,260
Plexus Corp.*	102	5,896
Proofpoint, Inc.*	333	24,762
PTC, Inc.*	237	12,454
Rapid7, Inc.*	295	4,419
Red Hat, Inc.*	135	11,678
Richardson Electronics Ltd.	1,530	9,211
RingCentral, Inc. Cl A*	55	1,557
Rogers Corp.*	69	5,925
Science Applications Int’l. Corp.	91	6,770
Sequans Communications S.A. ADR*	4,715	12,966
Skyworks Solutions, Inc.	141	13,815
Splunk, Inc.*	179	11,150
Stamps.com, Inc.*	175	20,711
Symantec Corp.	130	3,988
SYNNEX Corp.	90	10,075
Synopsys, Inc.*	64	4,616
Take-Two Interactive Software, Inc.*	128	7,587
Universal Display Corp.	53	4,563
Vantiv, Inc. Cl A*	163	10,452
ViaSat, Inc.*	250	15,955
Virtusa Corp.*	387	11,695
Western Digital Corp.	52	4,292
Workday, Inc.*	52	4,331
Xerox Corp.	249	1,828
Xilinx, Inc.	128	7,410
Xura, Inc.*	342	8,550
Zendisk, Inc.*	578	16,207

		780,878

MATERIALS (2.3%)
Ashland Global Holdings, Inc.	101	12,505
Axalta Coating Systems Ltd.*	533	17,163
Berry Global Group, Inc.*	185	8,985
Boise Cascade Co.*	289	7,716
Cliffs Natural Resources, Inc.*	320	2,627
Crown Hldgs., Inc.*	469	24,833
Eastman Chemical Co.	150	12,120
Ferro Corp.*	1,203	18,273
Ferroglobe PLC	512	5,289
Freeport-McMoRan Copper & Gold, Inc.*	362	4,836
Huntsman Corp.	412	10,110
International Paper Co.	156	7,922
Kaiser Aluminum Corp.	154	12,305
Kraton Corporation Inc.*	374	11,564
LSB Industries, Inc.*	201	1,885
Nucor Corp.	70	4,180
Orion Engineered Carbons S.A.	346	7,093
Packaging Corp. of America	271	24,829
PolyOne Corp.	99	3,375
Steel Dynamics, Inc.	680	23,636
The Chemours Co.	90	3,465
TimkenSteel Corp.*	347	6,562
U.S. Concrete, Inc.*	152	9,812
Vulcan Materials Co.	121	14,578
Westlake Chemical Corp.	127	8,388

		264,051

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

REAL ESTATE (3.6%)
Alexander’s, Inc.	22	9,501
Apartment Investment & Management Co. Cl A	121	5,366
Apple Hospitality REIT, Inc.	175	3,343
AvalonBay Communities, Inc.	30	5,508
Boston Properties, Inc.	50	6,621
Brandywine Realty Trust	341	5,534
Camden Property Trust	144	11,586
Chatham Lodging Trust	374	7,387
Chesapeake Lodging Trust	375	8,985
Colony NorthStar, Inc. Cl A	973	12,561
Cousins Properties, Inc.	562	4,648
CubeSmart	313	8,125
DDR Corp.	276	3,458
Duke Realty Corp.	1,194	31,367
Easterly Government Pptys.	1,110	21,967
Equity Lifestyle Properties, Inc.	40	3,082
Essex Property Trust, Inc.	46	10,650
Extra Space Storage, Inc.	97	7,216
FelCor Lodging Trust, Inc.	1,242	9,327
Forest City Realty Trust, Inc. Cl A	805	17,533
GGP, Inc.	222	5,146
Highwoods Properties, Inc.	244	11,988
Host Hotels & Resorts, Inc.	679	12,671
Kilroy Realty Corp.	382	27,534
Lamar Advertising Co. Cl A	75	5,606
Life Storage, Inc.	50	4,106
New York REIT, Inc.	430	4,167
Pennsylvania REIT	415	6,283
ProLogis, Inc.	184	9,546
QTS Realty Trust, Inc.	227	11,066
Regency Centers Corp.	232	15,402
Retail Opportunity Investments Corp.	355	7,466
RLJ Lodging Trust	143	3,362
SBA Communications Corp. Cl A*	127	15,287
Sun Communities, Inc.	150	12,050
Terreno Realty Corp.	791	22,148
The GEO Group, Inc.	281	13,030
Urstadt Biddle Pptys., Inc. Cl A	228	4,688
Vornado Realty Trust	95	9,529
Welltower, Inc.	270	19,122
Weyerhaeuser Co.	116	3,942

		417,904

TELECOMMUNICATION SERVICES (0.3%)
FairPoint Communications, Inc.*	1	17
ORBCOMM, Inc.*	1,927	18,403
Shenandoah Telecommunications Co.	505	14,165

		32,585

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

UTILITIES (2.1%)
Ameren Corp.	139	7,588
Avista Corp.	237	9,255
Chesapeake Utilities Corp.	202	13,978
Consolidated Edison, Inc.	107	8,310
Edison International	250	19,903
Entergy Corp.	85	6,457
Eversource Energy	345	20,279
FirstEnergy Corp.	185	5,887
Great Plains Energy, Inc.	268	7,831
Idacorp, Inc.	112	9,292
NiSource, Inc.	595	14,155
Northwest Natural Gas Co.	313	18,499
NorthWestern Corp.	125	7,338
PNM Resources, Inc.	231	8,547
Portland General Electric Co.	182	8,084
PPL Corp.	218	8,151
Public Svc. Enterprise Group, Inc.	198	8,781
Sempra Energy	267	29,504
UGI Corp.	554	27,368
Westar Energy, Inc.	95	5,156

		244,363

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $4,137,851) 41.3%		4,770,519

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.0%) (2)
Mueller Industries, Inc.	NR	6.00	03/01/27	4,000	3,970

TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $4,000) 0.0% (2)					3,970

ACTIVE ASSETS:
WARRANTS:
CONSUMER DISCRETIONARY (0.0%) (2)
Playa Hotels & Resorts NV - expiring 03/10/2022*				730	558

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*				394	138

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $455) 0.0% (2)					696

TOTAL ACTIVE ASSETS (Cost: $4,142,306) 41.3%					4,775,185

TOTAL INVESTMENTS (Cost: $8,759,240) 97.0%					11,200,532

OTHER NET ASSETS 3.0%					344,826

NET ASSETS 100.0%					$11,545,358

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.0%)
Advance Auto Parts, Inc.	123	18,236
Amazon.com, Inc.*	715	633,874
AutoNation, Inc.*	83	3,510
AutoZone, Inc.*	51	36,876
Bed Bath & Beyond, Inc.	279	11,009
Best Buy Co., Inc.	490	24,084
BorgWarner, Inc.	346	14,459
CarMax, Inc.*	360	21,319
Carnival Corp.	767	45,184
CBS Corp. Cl B	661	45,847
Charter Communications, Inc. Cl A*	387	126,673
Chipotle Mexican Grill, Inc.*	55	24,504
Coach, Inc.	468	19,342
Comcast Corp. Cl A	8,584	322,673
D.R. Horton, Inc.	656	21,851
Darden Restaurants, Inc.	241	20,164
Delphi Automotive PLC	499	40,165
Discovery Communications, Inc. Cl A*	264	7,680
Discovery Communications, Inc. Cl C*	404	11,437
DISH Network Corp. Cl A*	411	26,094
Disney (Walt) Co.	2,622	297,309
Dollar General Corp.	460	32,076
Dollar Tree, Inc.*	440	34,522
Expedia, Inc.	225	28,388
Foot Locker, Inc.	244	18,254
Ford Motor Co.	7,088	82,504
Gap, Inc.	462	11,222
Garmin Ltd.	211	10,784
General Motors Co.	2,434	86,066
Genuine Parts Co.	274	25,320
Goodyear Tire & Rubber Co.	504	18,144
H&R Block, Inc.	305	7,091
Hanesbrands, Inc.	732	15,196
Harley-Davidson, Inc.	297	17,969
Hasbro, Inc.	186	18,567
Home Depot, Inc.	2,194	322,145
Interpublic Group of Cos., Inc.	754	18,526
Kohl’s Corp.	275	10,948
L Brands, Inc.	436	20,536
Leggett & Platt, Inc.	220	11,070
Lennar Corp. Cl A	349	17,865
LKQ Corp.*	611	17,884
Lowe’s Cos., Inc.	1,556	127,919
Macy’s, Inc.	609	18,051
Marriott International, Inc. Cl A	585	55,133
Mattel, Inc.	578	14,803
McDonald’s Corp.	1,484	192,341
Michael Kors Hldgs. Ltd.*	295	11,242
Mohawk Industries, Inc.*	112	25,703
Netflix, Inc.*	789	116,622
Newell Brands, Inc.	837	39,481
News Corp. Cl A	586	7,618
News Corp. Cl B	286	3,861
NIKE, Inc. Cl B	2,374	132,303
Nordstrom, Inc.	169	7,870
Omnicom Group, Inc.	435	37,501
O’Reilly Automotive, Inc.*	163	43,984

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Priceline Group Inc.*	90	160,197
PulteGroup, Inc.	465	10,951
PVH Corp.	157	16,245
Ralph Lauren Corp.	93	7,591
Ross Stores, Inc.	714	47,031
Royal Caribbean Cruises Ltd.	302	29,629
Scripps Networks Interactive, Inc. Cl A	187	14,655
Signet Jewelers Ltd.	109	7,550
Staples, Inc.	1,243	10,901
Starbucks Corp.	2,654	154,967
Target Corp.	1,016	56,073
TEGNA, Inc.	424	10,863
Tiffany & Co.	199	18,965
Time Warner, Inc.	1,390	135,817
TJX Cos., Inc.	1,168	92,365
Tractor Supply Co.	258	17,794
TripAdvisor, Inc.*	173	7,467
Twenty-First Century Fox, Inc. Cl A	1,925	62,351
Twenty-First Century Fox, Inc. Cl B	858	27,267
Ulta Beauty, Inc.*	103	29,379
Under Armour, Inc. Cl A*	382	7,556
Under Armour, Inc. Cl C*	412	7,540
V.F. Corp.	612	33,642
Viacom, Inc. Cl B	593	27,646
Whirlpool Corp.	136	23,301
Wyndham Worldwide Corp.	175	14,751
Wynn Resorts Ltd.	136	15,587
Yum! Brands, Inc.	634	40,513

		4,520,393

CONSUMER STAPLES (9.1%)
Altria Group, Inc.	3,517	251,184
Archer-Daniels-Midland Co.	1,071	49,309
Brown-Forman Corp. Cl B	315	14,547
Campbell Soup Co.	374	21,408
Church & Dwight Co., Inc.	441	21,993
Clorox Co.	240	32,359
Coca-Cola Co.	7,013	297,632
Colgate-Palmolive Co.	1,596	116,811
Conagra Brands, Inc.	714	28,803
Constellation Brands, Inc. Cl A	320	51,862
Costco Wholesale Corp.	791	132,643
Coty, Inc. Cl A	761	13,797
CVS Health Corp.	1,876	147,266
Dr. Pepper Snapple Group, Inc.	346	33,880
Estee Lauder Cos., Inc. Cl A	387	32,814
General Mills, Inc.	1,031	60,839
Hershey Co.	238	26,002
Hormel Foods Corp.	529	18,319
J.M. Smucker Co.	213	27,920
Kellogg Co.	444	32,239
Kimberly-Clark Corp.	631	83,059
Kraft Heinz Co.	1,076	97,712
Kroger Co.	1,629	48,039
McCormick & Co., Inc.	217	21,168
Mead Johnson Nutrition Co.	336	29,931
Molson Coors Brewing Co. Cl B	336	32,159
Mondelez International, Inc. Cl A	2,791	120,236
Monster Beverage Corp.*	707	32,642
PepsiCo, Inc.	2,593	290,053
Philip Morris Int’l., Inc.	2,816	317,926
Proctor & Gamble Co.	4,635	416,455
Reynolds American, Inc.	1,491	93,963

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Sysco Corp.	907	47,091
Tyson Foods, Inc. Cl A	538	33,200
Walgreens Boots Alliance, Inc.	1,553	128,977
Wal-Mart Stores, Inc.	2,721	196,130
Whole Foods Market, Inc.	628	18,664

		3,419,032

ENERGY (6.4%)
Anadarko Petroleum Corp.	988	61,256
Apache Corp.	710	36,487
Baker Hughes, Inc.	754	45,104
Cabot Oil & Gas Corp.	831	19,869
Chesapeake Energy Corp.*	1,382	8,209
Chevron Corp.	3,420	367,205
Cimarex Energy Co.	183	21,867
Concho Resources, Inc.*	280	35,935
ConocoPhillips	2,241	111,759
Devon Energy Corp.	989	41,261
EOG Resources, Inc.	1,036	101,062
EQT Corp.	320	19,552
Exxon Mobil Corp.	7,523	616,961
Halliburton Co.	1,597	78,588
Helmerich & Payne, Inc.	215	14,313
Hess Corp.	457	22,032
Kinder Morgan, Inc.	3,448	74,960
Marathon Oil Corp.	1,422	22,468
Marathon Petroleum Corp.	945	47,760
Murphy Oil Corp.	270	7,719
National Oilwell Varco, Inc.	656	26,299
Newfield Exploration Co.*	319	11,774
Noble Energy, Inc.	760	26,098
Occidental Petroleum Corp.	1,381	87,500
ONEOK, Inc.	350	19,404
Phillips 66	787	62,346
Pioneer Natural Resources Co.	300	55,869
Range Resources Corp.	400	11,640
Schlumberger Ltd.	2,540	198,374
Southwestern Energy Co.*	955	7,802
TechnipFMC PLC*	825	26,813
Tesoro Corp.	217	17,590
Transocean Ltd.*	585	7,283
Valero Energy Corp.	806	53,430
Williams Cos., Inc.	1,548	45,805

		2,412,394

FINANCIALS (15.2%)
Affiliated Managers Group, Inc.	113	18,525
Aflac, Inc.	717	51,925
Allstate Corp.	669	54,517
American Express Co.	1,353	107,036
American Int’l. Group, Inc.	1,658	103,509
Ameriprise Financial, Inc.	281	36,440
Aon PLC	467	55,428
Assurant, Inc.	112	10,715
Bank of America Corp.	18,088	426,686
Bank of New York Mellon Corp.	1,850	87,376
BB&T Corp.	1,497	66,916
Berkshire Hathaway, Inc. Cl B*	3,448	574,713
BlackRock, Inc.	221	84,756
Capital One Financial Corp.	875	75,828
CBOE Holdings, Inc.	183	14,836
Charles Schwab Corp.	2,228	90,925
Chubb Ltd.	834	113,633
Cincinnati Financial Corp.	248	17,923

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Citigroup, Inc.	5,010	299,698
Citizens Financial Group, Inc.	907	31,337
CME Group, Inc.	622	73,894
Comerica, Inc.	311	21,328
Discover Financial Svcs.	683	46,710
E*Trade Financial Corp.*	521	18,178
Fifth Third Bancorp	1,402	35,611
Franklin Resources, Inc.	611	25,748
Gallagher (Arthur J.) & Co.	325	18,376
Goldman Sachs Group, Inc.	665	152,764
Hartford Financial Svcs. Group, Inc.	681	32,736
Huntington Bancshares, Inc.	1,887	25,267
Intercontinental Exchange, Inc.	1,081	64,719
Invesco Ltd.	702	21,502
iShares Core S&P 500 ETF	2,162	512,978
JPMorgan Chase & Co.	6,457	567,183
KeyCorp	2,015	35,827
Leucadia National Corp.	560	14,560
Lincoln National Corp.	433	28,340
Loews Corp.	471	22,029
M&T Bank Corp.	272	42,087
Marsh & McLennan Cos., Inc.	939	69,383
MetLife, Inc.	1,936	102,260
Moody’s Corp.	296	33,164
Morgan Stanley	2,602	111,470
Nasdaq, Inc.	208	14,446
Navient Corp.	497	7,336
Northern Trust Corp.	374	32,381
People’s United Financial, Inc.	622	11,320
PNC Financial Svcs. Grp., Inc.	885	106,412
Principal Financial Grp., Inc.	466	29,409
Progressive Corp.	1,009	39,533
Prudential Financial, Inc.	771	82,250
Raymond James Financial, Inc.	237	18,074
Regions Financial Corp.	2,220	32,257
S&P Global, Inc.	455	59,487
State Street Corp.	654	52,065
SunTrust Banks, Inc.	893	49,383
Synchrony Financial	1,365	46,820
T. Rowe Price Group, Inc.	423	28,827
Torchmark Corp.	189	14,561
Travelers Cos., Inc.	512	61,716
U.S. Bancorp	2,901	149,402
Unum Group	387	18,146
Wells Fargo & Co.	8,180	455,299
Willis Towers Watson PLC	229	29,920
XL Group Ltd.	460	18,336
Zions Bancorporation	338	14,196

		5,770,412

HEALTH CARE (13.5%)
Abbott Laboratories	3,113	138,248
AbbVie, Inc.	2,869	186,944
Aetna, Inc.	641	81,760
Agilent Technologies, Inc.	554	29,290
Alexion Pharmaceuticals, Inc.*	419	50,800
Allergan PLC	605	144,547
AmerisourceBergen Corp.	296	26,196
Amgen, Inc.	1,341	220,018
Anthem, Inc.	482	79,713
Bard (C.R.), Inc.	133	33,056
Baxter International, Inc.	858	44,496
Becton, Dickinson & Co.	383	70,258

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

BIOGEN, Inc.*	389	106,360
Boston Scientific Corp.*	2,415	60,061
Bristol-Myers Squibb Co.	3,007	163,521
Cardinal Health, Inc.	579	47,217
Celgene Corp.*	1,409	175,322
Centene Corp.*	321	22,874
Cerner Corp.*	521	30,661
CIGNA Corp.	462	67,678
Cooper Companies, Inc.	94	18,790
Danaher Corp.	1,107	94,682
DaVita Inc Inc.*	274	18,624
DENTSPLY SIRONA, Inc.	408	25,476
Edwards Lifesciences Corp.*	390	36,687
Envision Healthcare Corp.*	232	14,226
Express Scripts Hldg. Co.*	1,082	71,315
Gilead Sciences, Inc.	2,352	159,748
HCA Hldgs., Inc.*	528	46,987
Hologic, Inc.*	519	22,083
Humana, Inc.	269	55,452
IDEXX Laboratories, Inc.*	170	26,284
Illumina, Inc.*	275	46,926
Incyte Corp.*	325	43,443
Intuitive Surgical, Inc.*	65	49,821
Johnson & Johnson	4,922	613,035
Laboratory Corp. of America Hldgs.*	180	25,825
Lilly (Eli) & Co.	1,752	147,361
Mallinckrodt PLC*	157	6,997
McKesson Corp.	375	55,598
Medtronic PLC	2,475	199,416
Merck & Co., Inc.	4,949	314,459
Mettler-Toledo Int’l., Inc.*	46	22,030
Mylan NV*	874	34,077
Patterson Cos., Inc.	161	7,282
PerkinElmer, Inc.	195	11,322
Perrigo Co. PLC	262	17,394
Pfizer, Inc.	10,737	367,313
Quest Diagnostics, Inc.	261	25,628
Regeneron Pharmaceuticals, Inc.*	137	53,089
Schein (Henry), Inc.*	151	25,665
Stryker Corp.	558	73,461
Thermo Fisher Scientific, Inc.	700	107,520
UnitedHealth Group, Inc.	1,747	286,525
Universal Health Svcs., Inc. Cl B	155	19,290
Varian Medical Systems, Inc.*	162	14,763
Vertex Pharmaceuticals, Inc.*	442	48,333
Waters Corp.*	142	22,196
Zimmer Biomet Hldgs., Inc.	366	44,692
Zoetis, Inc.	889	47,446

		5,100,281

INDUSTRIALS (9.8%)
3M Co.	1,081	206,828
Acuity Brands, Inc.	72	14,688
Alaska Air Group, Inc.	236	21,764
Allegion PLC	196	14,837
American Airlines Group, Inc.	882	37,309
AMETEK, Inc.	410	22,173
Arconic, Inc.	804	21,177
Boeing Co.	1,028	181,812
Caterpillar, Inc.	1,072	99,439
Cintas Corp.	149	18,854
CSX Corp.	1,645	76,575
Cummins, Inc.	286	43,243

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Deere & Co.	533	58,022
Delta Air Lines, Inc.	1,338	61,494
Dover Corp.	279	22,418
Dun & Bradstreet Corp.	68	7,340
Eaton Corp. PLC	810	60,062
Emerson Electric Co.	1,163	69,617
Equifax, Inc.	218	29,809
Expeditors Int’l. of Wash.	328	18,529
Fastenal Co.	501	25,802
FedEx Corp.	437	85,281
Flowserve Corp.	237	11,476
Fluor Corp.	275	14,471
Fortive Corp.	559	33,663
Fortune Brands Home & Security, Inc.	302	18,377
General Dynamics Corp.	519	97,157
General Electric Co.	15,838	471,972
Grainger (W.W.), Inc.	91	21,181
Honeywell International, Inc.	1,374	171,571
Hunt (J.B.) Transport Svcs., Inc.	158	14,495
Illinois Tool Works, Inc.	573	75,905
Ingersoll-Rand PLC	459	37,326
Jacobs Engineering Group, Inc.	200	11,056
Johnson Controls Int’l. PLC	1,674	70,509
Kansas City Southern	174	14,922
L-3 Communications Corp.	132	21,818
Lockheed Martin Corp.	453	121,223
Masco Corp.	533	18,117
Nielsen Hldgs. PLC	604	24,951
Norfolk Southern Corp.	515	57,665
Northrop Grumman Corp.	320	76,109
PACCAR, Inc.	639	42,941
Parker Hannifin Corp.	233	37,355
Pentair PLC	295	18,520
Quanta Services, Inc.*	297	11,022
Raytheon Co.	524	79,910
Republic Services, Inc.	408	25,626
Robert Half Int’l., Inc.	226	11,036
Robinson (C.H.) Worldwide, Inc.	235	18,163
Rockwell Automation, Inc.	236	36,748
Rockwell Collins, Inc.	226	21,958
Roper Technologies, Inc.	176	36,342
Ryder System, Inc.	98	7,393
Snap-on, Inc.	107	18,048
Southwest Airlines Co.	1,106	59,459
Stanley Black & Decker, Inc.	281	37,336
Stericycle, Inc.*	175	14,506
Textron, Inc.	467	22,225
TransDigm Group, Inc.	92	20,255
Union Pacific Corp.	1,468	155,491
United Continental Hldgs., Inc*	494	34,896
United Parcel Service, Inc. Cl B	1,261	135,305
United Rentals, Inc.*	147	18,382
United Technologies Corp.	1,344	150,810
Verisk Analytics, Inc. Cl A*	274	22,232
Waste Management, Inc.	753	54,909
Xylem, Inc.	304	15,267

		3,687,172

INFORMATION TECHNOLOGY (21.4%)
Accenture PLC Cl A	1,126	134,985
Activision Blizzard, Inc.	1,280	63,821
Adobe Systems, Inc.*	894	116,336
Advanced Micro Devices, Inc.*	1,372	19,963

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Akamai Technologies, Inc.*	286	17,074
Alliance Data Systems Corp.	105	26,145
Alphabet, Inc. Cl A*	538	456,116
Alphabet, Inc. Cl C*	534	442,678
Amphenol Corp. Cl A	569	40,496
Analog Devices, Inc.	669	54,825
Apple, Inc.	9,490	1,363,328
Applied Materials, Inc.	1,981	77,061
Autodesk, Inc.*	341	29,486
Automatic Data Processing, Inc.	812	83,141
Broadcom Ltd.	730	159,841
CA, Inc.	567	17,985
Cisco Systems, Inc.	9,055	306,059
Citrix Systems, Inc.*	269	22,432
Cognizant Technology Solutions*	1,075	63,984
Corning, Inc.	1,629	43,983
CSRA, Inc.	254	7,440
eBay, Inc.*	1,869	62,742
Electronic Arts, Inc.*	539	48,251
F5 Networks, Inc.*	124	17,679
Facebook, Inc. Cl A*	4,251	603,855
Fidelity Nat’l. Information Svcs., Inc.	587	46,737
Fiserv, Inc.*	378	43,587
FLIR Systems, Inc.	201	7,292
Global Payments, Inc.	277	22,348
Harris Corp.	231	25,703
Hewlett Packard Enterprise Co.	3,090	73,233
HP, Inc.	3,146	56,250
Intel Corp.	8,531	307,713
Int’l. Business Machines Corp.	1,554	270,614
Intuit, Inc.	445	51,616
Juniper Networks, Inc.	644	17,923
KLA-Tencor Corp.	274	26,049
Lam Research Corp.	292	37,481
MasterCard, Inc. Cl A	1,703	191,536
Microchip Technology, Inc.	396	29,217
Micron Technology, Inc.*	1,864	53,870
Microsoft Corp.	13,990	921,376
Motorola Solutions, Inc.	304	26,211
NetApp, Inc.	526	22,013
NVIDIA Corp.	1,084	118,080
Oracle Corp.	5,410	241,340
Paychex, Inc.	589	34,692
PayPal Hldgs., Inc.*	2,055	88,406
Qorvo, Inc.*	218	14,946
QUALCOMM, Inc.	2,676	153,442
Red Hat, Inc.*	308	26,642
Salesforce.com, inc.*	1,196	98,658
Seagate Technology PLC	550	25,262
Skyworks Solutions, Inc.	338	33,117
Symantec Corp.	1,078	33,073
Synopsys, Inc.*	260	18,754
TE Connectivity Ltd.	632	47,116
Teradata Corp.*	238	7,407
Texas Instruments, Inc.	1,811	145,894
Total System Services, Inc.	276	14,755
VeriSign, Inc.*	169	14,722
Visa, Inc. Cl A	3,356	298,248
Western Digital Corp.	527	43,493
Western Union Co.	908	18,478
Xerox Corp.	1,513	11,105
Xilinx, Inc.	432	25,008
Yahoo!, Inc.*	1,582	73,421

		8,096,534

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

MATERIALS (2.8%)
Air Products & Chemicals, Inc.	399	53,981
Albemarle Corp.	208	21,973
Avery Dennison Corp.	184	14,830
Ball Corp.	296	21,981
CF Industries Hldgs., Inc.	380	11,153
Dow Chemical Co.	2,026	128,732
Du Pont (E.I.) de Nemours & Co.	1,558	125,154
Eastman Chemical Co.	279	22,543
Ecolab, Inc.	473	59,286
FMC Corp.	241	16,771
Freeport-McMoRan Copper & Gold, Inc.*	2,306	30,808
International Paper Co.	720	36,562
Int’l. Flavors & Fragrances, Inc.	142	18,819
LyondellBasell Inds. NV Cl A	613	55,899
Martin Marietta Materials, Inc.	122	26,627
Monsanto Co.	788	89,202
Newmont Mining Corp.	1,010	33,290
Nucor Corp.	570	34,040
PPG Industries, Inc.	463	48,652
Praxair, Inc.	502	59,537
Sealed Air Corp.	323	14,076
Sherwin-Williams Co.	142	44,047
The Mosaic Co.	635	18,529
Vulcan Materials Co.	253	30,481
WestRock Co.	423	22,031

		1,039,004

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	167	18,457
American Tower Corp.	766	93,100
Apartment Investment & Management Co. Cl A	251	11,132
AvalonBay Communities, Inc.	239	43,880
Boston Properties, Inc.	277	36,678
CBRE Group, Inc.*	510	17,743
Crown Castle Int’l. Corp.	656	61,959
Digital Realty Trust, Inc.	285	30,321
Equinix, Inc.	139	55,812
Equity Residential	641	39,883
Essex Property Trust, Inc.	111	25,700
Extra Space Storage, Inc.	245	18,226
Federal Realty Investment Trust	137	18,290
GGP, Inc.	1,112	25,776
HCP, Inc.	856	26,776
Host Hotels & Resorts, Inc.	1,405	26,217
Iron Mountain, Inc.	425	15,160
Kimco Realty Corp.	815	18,003
Mid-America Apt. Communities, Inc.	216	21,976
ProLogis, Inc.	940	48,767
Public Storage	268	58,668
Realty Income Corp.	495	29,467
Regency Centers Corp.	277	18,390
Simon Property Group, Inc.	571	98,229
SL Green Realty Corp	169	18,019
The Macerich Co.	230	14,812
UDR, Inc.	511	18,529
Ventas, Inc.	670	43,577
Vornado Realty Trust	316	31,698
Welltower, Inc.	656	46,458
Weyerhaeuser Co.	1,326	45,057

		1,076,760

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	11,136	462,701
CenturyLink, Inc.	939	22,132
Level 3 Communications, Inc.*	515	29,468
Verizon Communications, Inc.	7,373	359,434

		873,735

UTILITIES (3.1%)
AES Corp.	1,303	14,568
Alliant Energy Corp.	376	14,893
Ameren Corp.	472	25,766
American Electric Power Co., Inc.	890	59,746
American Water Works Co., Inc.	339	26,364
CenterPoint Energy, Inc.	802	22,111
CMS Energy Corp.	498	22,281
Consolidated Edison, Inc.	532	41,315
Dominion Resources, Inc.	1,149	89,128
DTE Energy Co.	329	33,594
Duke Energy Corp.	1,267	103,907
Edison International	605	48,164
Entergy Corp.	343	26,054
Eversource Energy	565	33,211
Exelon Corp.	1,641	59,043
FirstEnergy Corp.	825	26,252
NextEra Energy, Inc.	849	108,986
NiSource, Inc.	632	15,035
NRG Energy, Inc.	607	11,351
PG&E Corp.	943	62,577
Pinnacle West Capital Corp.	222	18,510
PPL Corp.	1,201	44,905
Public Svc. Enterprise Group, Inc.	910	40,359
SCANA Corp.	272	17,775
Sempra Energy	467	51,604
Southern Co.	1,830	91,097
WEC Energy Group, Inc.	555	33,650
Xcel Energy, Inc.	928	41,250

		1,183,496

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $27,839,307) 98.4%		37,179,213

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.50	05/25/17	100,000	99,924
U.S. Treasury Bill (1)	A-1+	0.52	04/13/17	50,000	49,991

					149,915

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $149,915) 0.4%					149,915

TOTAL INVESTMENTS (Cost: $27,989,222) 98.8%					37,329,128

OTHER NET ASSETS 1.2%					441,393

NET ASSETS 100.0%					$37,770,521

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.8%)
Aaron’s, Inc.	764	22,721
AMC Networks, Inc. Cl A*	715	41,956
American Eagle Outfitters, Inc.	2,073	29,084
Big Lots, Inc.	544	26,482
Brinker International, Inc.	628	27,607
Brunswick Corp.	1,129	69,095
Buffalo Wild Wings, Inc.*	220	33,605
Cabela’s, Inc.*	622	33,034
Cable One, Inc.	58	36,219
CalAtlantic Group, Inc.	891	33,368
Carter’s, Inc.	597	53,611
Cheesecake Factory, Inc.	563	35,672
Chico’s FAS, Inc.	1,635	23,217
Churchill Downs, Inc.	148	23,510
Cinemark Hldgs., Inc.	1,317	58,396
Cooper Tire & Rubber Co.	678	30,069
Cracker Barrel Old Country Store, Inc.	296	47,138
CST Brands, Inc.	955	45,926
Dana Hldg. Corp.	1,817	35,086
Deckers Outdoor Corp.*	385	22,996
Devry Education Group Inc.	688	24,390
Dick’s Sporting Goods, Inc.	1,085	52,796
Dillard’s, Inc. Cl A	320	16,717
Domino’s Pizza, Inc.	599	110,396
Dunkin’ Brands Group, Inc.	1,148	62,773
GameStop Corp. Cl A	1,277	28,796
Gentex Corp.	3,625	77,321
Graham Hldgs. Co. Cl B	57	34,174
Helen of Troy Ltd.*	346	32,593
HSN, Inc.	403	14,951
International Speedway Corp. Cl A	341	12,600
Jack in the Box, Inc.	398	40,485
Kate Spade & Co.*	1,578	36,657
KB Home	1,065	21,172
Live Nation Entertainment, Inc.*	1,643	49,898
Meredith Corp.	470	30,362
Murphy USA, Inc.*	448	32,892
New York Times Co. Cl A	1,570	22,608
NVR, Inc.*	44	92,703
Office Depot, Inc.	6,626	30,910
Panera Bread Co. Cl A*	264	69,134
Papa John’s Int’l., Inc.	327	26,173
Penney (J.C.) Co., Inc.*	3,781	23,291
Polaris Industries, Inc.	726	60,839
Pool Corp.	520	62,052
Sally Beauty Hldgs., Inc.*	1,824	37,283
Service Corp. International	2,362	72,939
Skechers U.S.A., Inc. Cl A*	1,660	45,567
Sotheby’s*	570	25,924
Tempur Sealy Int’l., Inc.*	591	27,458
Texas Roadhouse, Inc.	808	35,980
The Michaels Cos., Inc.*	1,320	29,555
The Wendy’s Co.	2,333	31,752
Thor Industries, Inc.	600	57,678
Time, Inc.	1,297	25,097
Toll Brothers, Inc.*	1,870	67,526

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

TRI Pointe Group, Inc.*	1,968	24,679
Tupperware Brands Corp.	648	40,643
Urban Outfitters, Inc.*	1,062	25,233
Wiley (John) & Sons, Inc. Cl A	582	31,312
Williams-Sonoma, Inc.	1,016	54,478

		2,428,579

CONSUMER STAPLES (4.1%)
Avon Products, Inc.*	5,229	23,008
Boston Beer Co., Inc. Cl A*	111	16,056
Casey’s General Stores, Inc.	489	54,890
Dean Foods Co.	1,102	21,665
Edgewell Personal Care Co.*	722	52,807
Energizer Hldgs., Inc.	788	43,931
Flowers Foods, Inc.	2,336	45,342
Hain Celestial Group, Inc.*	1,291	48,025
Ingredion, Inc.	905	108,989
Lamb Weston Hldgs., Inc.	1,741	73,226
Lancaster Colony Corp.	237	30,535
Nu Skin Enterprises, Inc. Cl A	637	35,379
Post Hldgs., Inc.*	805	70,454
Snyder’s-Lance, Inc.	1,085	43,736
Sprouts Farmers Market, Inc.*	1,646	38,056
Tootsie Roll Industries, Inc.	216	8,064
TreeHouse Foods, Inc.*	722	61,125
United Natural Foods, Inc.*	618	26,716
WhiteWave Foods Co. Cl A*	2,220	124,653

		926,657

ENERGY (3.1%)
CONSOL Energy, Inc.	2,181	36,597
Diamond Offshore Drilling, Inc.*	804	13,435
Dril-Quip, Inc.*	471	25,693
Energen Corp.*	1,210	65,872
Ensco PLC Cl A	3,918	35,066
Gulfport Energy Corp.*	2,008	34,518
HollyFrontier Corp.	2,217	62,830
Nabors Industries Ltd.	3,545	46,333
Noble Corp. PLC	3,163	19,579
Oceaneering Int’l., Inc.	1,212	32,821
Oil States International, Inc.*	641	21,249
Patterson-UTI Energy, Inc.	2,122	51,501
QEP Resources, Inc.*	2,992	38,028
Rowan Companies PLC Cl A*	1,514	23,588
SM Energy Co.	1,284	30,842
Superior Energy Services, Inc.*	1,888	26,923
Western Refining, Inc.	972	34,088
World Fuel Services Corp.	851	30,849
WPX Energy, Inc.*	5,064	67,807

		697,619

FINANCIALS (18.1%)
Alleghany Corp.*	193	118,629
American Financial Group, Inc.	912	87,023
Aspen Insurance Hldgs. Ltd.	733	38,153
Associated Banc-Corp.	1,920	46,848
BancorpSouth, Inc.	1,056	31,944
Bank of Hawaii Corp.	543	44,721
Bank of the Ozarks, Inc.	1,159	60,280
Berkley (W.R.) Corp.	1,212	85,604
Brown & Brown, Inc.	1,440	60,077
Cathay General Bancorp	955	35,984
Chemical Financial Corp.	895	45,779
CNO Financial Group, Inc.	2,149	44,055

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Commerce Bancshares, Inc.	1,078	60,540
Cullen/Frost Bankers, Inc.	707	62,902
East West Bancorp, Inc.	1,794	92,588
Eaton Vance Corp.	1,453	65,327
Everest Re Group Ltd.	514	120,178
FactSet Research Systems, Inc.	500	82,455
Federated Investors, Inc. Cl B	1,191	31,371
First American Financial Corp.	1,367	53,696
First Horizon National Corp.	2,961	54,779
FNB Corp.	3,948	58,707
Fulton Financial Corp.	2,126	37,949
Genworth Financial, Inc.*	6,190	25,503
Hancock Hldg. Co.	1,060	48,283
Hanover Insurance Group, Inc.	529	47,642
International Bancshares Corp.	727	25,736
iShares Core S&P Mid-Cap ETF	4,199	718,948
Janus Capital Group, Inc.	1,797	23,720
Kemper Corp.	606	24,179
Legg Mason, Inc.	1,102	39,793
MarketAxess Hldgs., Inc.	472	88,495
MB Financial, Inc.	893	38,238
Mercury General Corp.	455	27,750
MSCI, Inc. Cl A	1,139	110,699
New York Community Bancorp, Inc.	6,098	85,189
Old Republic Int’l. Corp.	3,003	61,501
PacWest Bancorp	1,506	80,210
Primerica, Inc.	581	47,758
PrivateBancorp, Inc.	1,010	59,964
Prosperity Bancshares, Inc.	857	59,741
Reinsurance Grp. of America, Inc.	804	102,092
RenaissanceRe Hldgs. Ltd.	510	73,772
SEI Investments Co.	1,679	84,689
Signature Bank*	673	99,866
SLM Corp.*	5,437	65,788
Stifel Financial Corp.*	864	43,364
SVB Financial Group*	652	121,331
Synovus Financial Corp.	1,542	63,253
TCF Financial Corp.	2,159	36,746
Texas Capital Bancshares, Inc.*	617	51,489
Trustmark Corp.	836	26,576
UMB Financial Corp.	543	40,893
Umpqua Hldgs. Corp.	2,747	48,732
Valley National Bancorp	3,239	38,220
Waddell & Reed Financial, Inc. Cl A	1,065	18,105
Washington Federal, Inc.	1,130	37,403
Webster Financial Corp.	1,160	58,046
Wintrust Financial Corp.	656	45,343

		4,088,646

HEALTH CARE (7.5%)
Abiomed, Inc.*	504	63,101
Akorn, Inc.*	1,114	26,825
Align Technology, Inc.*	935	107,254
Allscripts Healthcare Solutions, Inc.*	2,249	28,517
Bio-Rad Laboratories, Inc. Cl A*	265	52,825
Bio-Techne Corp.	458	46,556
Bioverative, Inc.*	1,352	73,630
Catalent, Inc.*	1,593	45,114
Charles River Laboratories Int’l., Inc.*	604	54,330
Endo International PLC*	2,558	28,547
Globus Medical, Inc. Cl A*	868	25,710
Halyard Health, Inc.*	586	22,321

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

HealthSouth Corp.	1,130	48,375
Hill-Rom Hldgs., Inc.	747	52,738
LifePoint Health, Inc.*	503	32,947
LivaNova PLC*	545	26,710
Masimo Corp.*	557	51,946
MEDNAX, Inc.*	1,159	80,411
Molina Healthcare, Inc.*	548	24,989
NuVasive, Inc.*	641	47,870
Owens & Minor, Inc.	779	26,953
PAREXEL International Corp.*	625	39,444
Prestige Brands Hldgs., Inc.*	658	36,558
ResMed, Inc.	1,776	127,815
STERIS PLC	1,065	73,975
Teleflex, Inc.	566	109,651
Tenet Healthcare Corp.*	1,050	18,596
United Therapeutics Corp.*	560	75,813
VCA Inc.*	1,006	92,049
WellCare Health Plans, Inc.*	548	76,835
West Pharmaceutical Svcs., Inc.	908	74,102

		1,692,507

INDUSTRIALS (13.7%)
AECOM*	1,947	69,294
AGCO Corp.	820	49,348
Avis Budget Group, Inc.*	1,065	31,503
B/E Aerospace, Inc.	1,266	81,163
Carlisle Cos., Inc.	812	86,405
CEB, Inc.	396	31,126
Clean Harbors, Inc.*	653	36,320
Copart, Inc.*	1,292	80,014
Crane Co.	642	48,041
Curtiss-Wright Corp.	547	49,919
Deluxe Corp.	620	44,745
Donaldson Co., Inc.	1,671	76,064
Dycom Industries, Inc.*	400	37,180
EMCOR Group, Inc.	758	47,716
EnerSys	557	43,970
Esterline Technologies Corp.*	374	32,183
FTI Consulting, Inc.*	517	21,285
GATX Corp.	485	29,566
Genesee & Wyoming, Inc. Cl A*	761	51,641
Graco, Inc.	691	65,051
Granite Construction, Inc.	513	25,747
HNI Corp.	533	24,566
Hubbell, Inc.	643	77,192
Huntington Ingalls Industries, Inc.	576	115,338
IDEX Corp.	949	88,741
ITT, Inc.	1,122	46,024
JetBlue Airways Corp*	4,236	87,304
Joy Global, Inc.	1,260	35,595
KBR, Inc.	1,760	26,453
Kennametal, Inc.	1,030	40,407
Kirby Corp.*	689	48,609
KLX, Inc.*	670	29,949
Landstar System, Inc.	516	44,195
Lennox International, Inc.	486	81,308
Lincoln Electric Hldgs., Inc.	781	67,838
Manpowergroup, Inc.	848	86,979
Miller (Herman), Inc.	761	24,010
MSA Safety, Inc.	384	27,145
MSC Industrial Direct Co., Inc. Cl A	555	57,032
Nordson Corp.	665	81,689

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

NOW, Inc.*	1,374	23,303
Old Dominion Freight Line, Inc.	862	73,761
Orbital ATK, Inc.	715	70,070
Oshkosh Corp.	921	63,171
Pitney Bowes, Inc.	2,408	31,569
Regal Beloit Corp.	560	42,364
Rollins, Inc.	1,187	44,073
Smith (A.O.) Corp.	1,854	94,851
Teledyne Technologies, Inc.*	446	56,401
Terex Corp.	1,327	41,668
Timken Co.	887	40,092
Toro Co.	1,360	84,946
Trinity Industries, Inc.	1,913	50,790
Valmont Industries, Inc.	287	44,629
Wabtec Corp.	1,078	84,084
Watsco, Inc.	382	54,695
Werner Enterprises, Inc.	530	13,886
Woodward, Inc.	702	47,680

		3,090,688

INFORMATION TECHNOLOGY (16.4%)
3D Systems Corp.*	1,290	19,298
ACI Worldwide, Inc.*	1,472	31,486
Acxiom Corp.*	952	27,103
ANSYS, Inc.*	1,071	114,458
ARRIS International PLC*	2,404	63,586
Arrow Electronics, Inc.*	1,112	81,632
Avnet, Inc.	1,591	72,804
Belden, Inc.	538	37,224
Broadridge Financial Solutions, Inc.	1,479	100,498
Brocade Communications Systems, Inc.	5,048	62,999
Cadence Design Systems, Inc.*	3,475	109,115
CDK Global, Inc.	1,823	118,513
Ciena Corp.*	1,771	41,813
Cirrus Logic, Inc.*	791	48,006
Cognex Corp	1,088	91,338
Coherent, Inc.*	309	63,543
CommVault Systems, Inc.*	535	27,178
Computer Sciences Corp.	1,757	121,251
Convergys Corp.	1,181	24,978
CoreLogic, Inc.*	1,043	42,471
Cree, Inc.*	1,251	33,439
Cypress Semiconductor Corp.	4,039	55,577
Diebold Nixdorf, Inc.	931	28,582
DST Systems, Inc.	392	48,020
Fair Isaac Corp.	381	49,130
First Solar, Inc.*	978	26,504
Fortinet, Inc.*	1,853	71,063
Gartner, Inc.*	1,030	111,230
Henry (Jack) & Associates, Inc.	971	90,400
Integrated Device Technology, Inc.*	1,627	38,511
InterDigital, Inc.	435	37,541
IPG Photonics Corp.*	465	56,126
j2 Global, Inc.	608	51,017
Jabil Circuit, Inc.	2,280	65,938
Keysight Technologies, Inc.*	2,287	82,652
Knowles Corp.*	1,096	20,769
Leidos Hldgs., Inc.	1,776	90,825
Littelfuse, Inc.	285	45,574
LogMeIn, Inc.	659	64,253
Manhattan Associates, Inc.*	896	46,637
MAXIMUS, Inc.	814	50,631

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Microsemi Corp.*	1,427	73,533
Monolithic Power Systems, Inc.	471	43,379
National Instruments Corp.	1,352	44,021
NCR Corp.*	1,550	70,804
NetScout Systems, Inc.*	1,172	44,477
NeuStar, Inc. Cl A*	698	23,139
Plantronics, Inc.	421	22,780
PTC, Inc.*	1,451	76,250
Science Applications Int’l. Corp.	551	40,994
Silicon Laboratories, Inc.*	516	37,952
Synaptics, Inc.*	457	22,626
SYNNEX Corp.	366	40,970
Take-Two Interactive Software, Inc.*	1,282	75,984
Tech Data Corp.*	439	41,222
Teradyne, Inc.	2,500	77,750
Trimble Navigation Ltd.*	3,175	101,632
Tyler Technologies, Inc.*	415	64,142
Ultimate Software Group, Inc.*	366	71,447
VeriFone Systems, Inc.*	1,431	26,803
Versum Materials, Inc.*	1,326	40,576
ViaSat, Inc.*	673	42,951
Vishay Intertechnology, Inc.	1,668	27,439
WebMD Health Corp.*	451	23,759
WEX, Inc.*	488	50,508
Zebra Technologies Corp. Cl A*	666	60,773

		3,709,624

MATERIALS (7.4%)
Allegheny Technologies, Inc.	1,397	25,090
AptarGroup, Inc.	788	60,668
Ashland Global Holdings, Inc.	771	95,458
Bemis Co., Inc.	1,149	56,140
Cabot Corp.	765	45,831
Carpenter Technology Corp.	592	22,082
Commercial Metals Co.	1,418	27,126
Compass Minerals Int’l., Inc.	422	28,633
Domtar Corp.	772	28,193
Eagle Materials, Inc.	607	58,964
Greif, Inc. Cl A	340	18,731
Louisiana-Pacific Corp.*	1,774	44,031
Minerals Technologies, Inc.	444	34,010
NewMarket Corp.	116	52,575
Olin Corp.	2,074	68,172
Owens-Illinois, Inc.*	2,049	41,759
Packaging Corp. of America	1,177	107,837
PolyOne Corp.	1,050	35,795
Reliance Steel & Aluminum Co.	909	72,738
Royal Gold, Inc.	806	56,460
RPM International, Inc.	1,672	92,010
Scotts Miracle-Gro Co. Cl A	545	50,898
Sensient Technologies Corp.	564	44,703
Silgan Hldgs., Inc.	479	28,433
Sonoco Products Co.	1,224	64,774
Steel Dynamics, Inc.	3,037	105,566
The Chemours Co.	2,312	89,012
United States Steel Corp.	2,170	73,368
Valspar Corp.	919	101,954
Worthington Industries, Inc.	560	25,250

		1,656,261

REAL ESTATE (8.9%)
Alexander & Baldwin, Inc.	559	24,887
American Campus Communities, Inc.	1,676	79,761

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Camden Property Trust	1,097	88,265
Care Capital Pptys., Inc.	1,085	29,154
CoreCivic, Inc.	1,460	45,873
Corporate Office Pptys. Trust	1,233	40,812
Cousins Properties, Inc.	5,130	42,425
CyrusOne, Inc.	948	48,794
DCT Industrial Trust, Inc.	1,150	55,338
Douglas Emmett, Inc.	1,842	70,733
Duke Realty Corp.	4,474	117,532
Education Realty Trust, Inc.	891	36,397
EPR Properties	804	59,199
First Industrial Realty Trust, Inc.	1,486	39,572
Healthcare Realty Trust	1,470	47,775
Highwoods Properties, Inc.	1,262	62,002
Hospitality Properties Trust	2,077	65,488
Jones Lang LaSalle, Inc.	567	63,192
Kilroy Realty Corp.	1,229	88,586
Lamar Advertising Co. Cl A	1,027	76,758
LaSalle Hotel Pptys.	1,419	41,080
Liberty Property Trust	1,842	71,009
Life Storage, Inc.	592	48,615
Mack-Cali Realty Corp.	1,150	30,981
Medical Properties Trust, Inc.	4,051	52,217
National Retail Pptys., Inc.	1,840	80,261
Omega Healthcare Investors, Inc.	2,438	80,430
Potlatch Corp.	513	23,444
Quality Care Properties, Inc.*	1,147	21,632
Rayonier, Inc.	1,503	42,595
Senior Housing Pptys. Trust	2,931	59,353
Tanger Factory Outlet Centers, Inc.	1,223	40,078
Taubman Centers, Inc.	762	50,307
The GEO Group, Inc.	1,027	47,622
Uniti Group, Inc.*	1,790	46,272
Urban Edge Pptys.	1,120	29,456
Washington Prime Group, Inc.	2,255	19,596
Weingarten Realty Investors	1,451	48,449

		2,015,940

TELECOMMUNICATION SERVICES (0.3%)
Frontier Communications Corp.	14,366	30,743
Telephone & Data Systems, Inc.	1,190	31,547

		62,290

UTILITIES (5.1%)
Aqua America, Inc.	2,225	71,534
Atmos Energy Corp.	1,311	103,556
Black Hills Corp.	657	43,671
Great Plains Energy, Inc.	2,678	78,251
Hawaiian Electric Industries, Inc.	1,385	46,134
Idacorp, Inc.	637	52,846
MDU Resources Group, Inc.	2,457	67,248
National Fuel Gas Co.	1,063	63,376
New Jersey Resources Corp.	1,065	42,174
NorthWestern Corp.	614	36,042
OGE Energy Corp.	2,492	87,170
ONE Gas, Inc.	662	44,751
PNM Resources, Inc.	1,021	37,777
Southwest Gas Corp.	583	48,337
UGI Corp.	2,175	107,445
Vectren Corp.	1,020	59,782
Westar Energy, Inc.	1,761	95,569
WGL Hldgs., Inc.	630	51,994

		1,137,657

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $16,969,030) 95.4%	21,506,468

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.1%)
U.S. Treasury Bill (1)	A-1+	0.50	04/13/17	600,000	599,900
U.S. Treasury Bill (1)	A-1+	0.50	05/25/17	100,000	99,924

					699,824

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $699,824) 3.1%					699,824

TOTAL INVESTMENTS (Cost: $17,668,854) 98.5%					22,206,292

OTHER NET ASSETS 1.5%					338,507

NET ASSETS 100.0%					$22,544,799

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.1%)
Bassett Furniture Industries, Inc.	2,946	79,247
Belmond Ltd.*	2,751	33,287
Eros International PLC*	4,246	43,734
Houghton Mifflin Harcourt Co.*	11,817	119,943
Intrawest Resorts Hldgs., Inc.*	2,675	66,902
MSG Networks, Inc.*	2,840	66,314
Playa Hotels & Resorts NV*	6,530	68,565
Red Rock Resorts, Inc. Cl A	1,130	25,063
Select Comfort Corp.*	5,519	136,816
Unifi, Inc.*	2,973	84,403

		724,274

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	11,299	112,990
Farmer Brothers Co.*	1,191	42,102
Orchids Paper Products Co.	1,741	41,784
Vector Group Ltd.	3,558	74,006

		270,882

ENERGY (5.6%)
Abraxas Petroleum Corp.*	13,722	27,718
Atwood Oceanics, Inc.*	4,262	40,617
Carrizo Oil and Gas, Inc.*	1,518	43,506
CrossAmerica Partners LP	1,793	46,941
Gulfport Energy Corp.*	2,450	42,116
Matrix Service Co.*	1,318	21,747
Nabors Industries Ltd.	3,752	49,039
PBF Energy, Inc.	6,789	150,512
PDC Energy, Inc.*	1,052	65,592
Range Resources Corp.	1,616	47,026
RSP Permian, Inc.*	984	40,767

		575,581

FINANCIALS (33.1%)
Allied World Assurance Co. Hldgs. AG	1,709	90,748
American Equity Investment Life Hldg. Co.	3,744	88,471
Aspen Insurance Hldgs. Ltd.	1,861	96,865
BancFirst Corp.	1,351	121,455
Bank of Marin Bancorp	1,098	70,656
Banner Corp.	2,203	122,575
Brookline Bancorp, Inc.	8,345	130,599
Bryn Mawr Bank Corp.	2,442	96,459
Charter Financial Corp.	4,269	83,971
Customers Bancorp, Inc.*	3,465	109,251
Dime Community Bancshares	3,908	79,332
Eagle Bancorp, Inc.*	1,312	78,326
Easterly Acquisition Corp.*	7,009	70,090
Ellington Financial LLC	7,247	114,720
Enterprise Financial Svcs. Corp.	2,635	111,724
First Connecticut Bancorp, Inc.	1,981	49,129
First Interstate BancSytem, Inc.	3,090	122,519
Flushing Financial Corp.	2,670	71,743
Glacier Bancorp, Inc.	2,737	92,866
Great Southern Bancorp, Inc.	190	9,595
Hanmi Financial Corp.	1,963	60,362
Investors Bancorp, Inc.	8,068	116,018
Janus Capital Group, Inc.	3,537	46,688
Marlin Business Svcs. Corp.	3,910	100,683
MB Financial, Inc.	1,689	72,323
NMI Hldgs., Inc. Cl A*	9,187	104,732

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Northfield Bancorp, Inc.	5,798	104,480
PrivateBancorp, Inc.	2,687	159,527
Prosperity Bancshares, Inc.	1,000	69,710
Selective Insurance Group, Inc.	2,699	127,258
Stock Yards Bancorp, Inc.	4,718	191,787
Stonegate Bank	698	32,869
SVB Financial Group*	1,393	259,223
TriCo Bancshares	1,474	52,371
UMB Financial Corp.	842	63,411
United Financial Bancorp, Inc.	863	14,680
Waterstone Financial, Inc.	1,188	21,681

		3,408,897

HEALTH CARE (4.1%)
Acadia Healthcare Co., Inc.*	490	21,364
Albany Molecular Research, Inc.*	2,352	32,999
Emergent Biosolutions, Inc.*	798	23,174
Ensign Group, Inc.	590	11,092
Envision Healthcare Corp.*	1,044	64,018
Kindred Healthcare, Inc.	2,897	24,190
Pacific Biosciences of CA, Inc.*	8,181	42,296
Supernus Pharmaceuticals, Inc.*	4,538	142,039
Wright Medical Group NV*	1,910	59,439

		420,611

INDUSTRIALS (14.7%)
Alaska Air Group, Inc.	961	88,623
Astronics Corp.*	1,580	50,133
AZZ, Inc.	2,727	162,257
BMC Stock Hldgs., Inc.*	2,956	66,806
CECO Environmental Corp.	2,950	31,005
Covenant Transportation Group Cl A*	3,053	57,396
Deluxe Corp.	1,367	98,656
EMCOR Group, Inc.	510	32,105
Encore Wire Corp.	2,376	109,296
Hyster-Yale Materials Handling, Inc. Cl A	880	49,623
Kirby Corp.*	1,229	86,706
LSC Communications, Inc.	1,833	46,118
Miller Industries, Inc.	5,818	153,304
Mueller Industries, Inc.	7,755	265,451
Orbital ATK, Inc.	593	58,114
Tutor Perini Corp.*	850	27,030
Universal Forest Products, Inc.	375	36,953
VSE Corp.	2,109	86,047

		1,505,623

INFORMATION TECHNOLOGY (11.3%)
Advanced Micro Devices, Inc.*	3,200	46,560
Aerohive Networks, Inc.*	6,067	25,542
Ambarella, Inc.*	620	33,920
Anixter International, Inc.*	438	34,733
Cavium, Inc.*	553	39,628
CommVault Systems, Inc.*	500	25,400
Comtech Telecommunications Corp.	3,898	57,457
Cypress Semiconductor Corp.	1,300	17,888
Everspin Technologies, Inc.*	1,836	15,386
LogMeIn, Inc.	669	65,228
MaxLinear, Inc. Cl A*	2,100	58,905
MKS Instruments, Inc.	1,542	106,013
Perficient, Inc.*	1,450	25,172
Plexus Corp.*	929	53,696
Proofpoint, Inc.*	1,273	94,660
Richardson Electronics Ltd.	12,767	76,857
Rogers Corp.*	593	50,921
Sequans Communications S.A. ADR*	21,366	58,757

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Stamps.com, Inc.*	606	71,720
SYNNEX Corp.	734	82,164
Virtusa Corp.*	1,407	42,520
Xura, Inc.*	3,068	76,700

		1,159,827

MATERIALS (3.8%)
Boise Cascade Co.*	2,605	69,554
Cliffs Natural Resources, Inc.*	2,760	22,660
Ferro Corp.*	1,806	27,433
Kaiser Aluminum Corp.	1,282	102,432
Kraton Corporation Inc.*	3,166	97,893
LSB Industries, Inc.*	1,678	15,740
TimkenSteel Corp.*	2,984	56,427

		392,139

REAL ESTATE (10.7%)
Alexander’s, Inc.	115	49,664
Chatham Lodging Trust	3,397	67,091
Chesapeake Lodging Trust	3,235	77,511
Colony NorthStar, Inc. Cl A	8,538	110,226
Cousins Properties, Inc.	4,954	40,970
Easterly Government Pptys.	4,857	96,120
FelCor Lodging Trust, Inc.	10,621	79,764
Forest City Realty Trust, Inc. Cl A	6,341	138,107
Highwoods Properties, Inc.	2,060	101,208
Life Storage, Inc.	494	40,567
New York REIT, Inc.	3,740	36,241
Pennsylvania REIT	3,682	55,745
Terreno Realty Corp.	2,459	68,852
The GEO Group, Inc.	2,057	95,383
Urstadt Biddle Pptys., Inc. Cl A	1,987	40,853

		1,098,302

TELECOMMUNICATION SERVICES (1.2%)
ORBCOMM, Inc.*	7,678	73,325
Shenandoah Telecommunications Co.	1,646	46,170

		119,495

UTILITIES (4.1%)
Avista Corp.	2,063	80,560
Idacorp, Inc.	953	79,061
Northwest Natural Gas Co.	913	53,958
NorthWestern Corp.	1,131	66,390
PNM Resources, Inc.	2,008	74,296
Portland General Electric Co.	1,590	70,628

		424,893

TOTAL COMMON STOCKS (Cost: $8,016,618) 98.3%		10,100,524

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.3%)
Mueller Industries, Inc.	NR	6.00	03/01/27	38,000	37,715

TOTAL LONG-TERM DEBT SECURITIES (Cost: $38,000) 0.3%					37,715

WARRANTS:
CONSUMER DISCRETIONARY (0.1%)
Playa Hotels & Resorts NV - expiring 03/10/2022*				6,530	4,995

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*				3,504	1,226

TOTAL WARRANTS (Cost: $4,056) 0.1%					6,221

TOTAL INVESTMENTS (Cost: $8,058,674) 98.7%	10,144,460

OTHER NET ASSETS 1.3%	129,865

NET ASSETS 100.0%	$10,274,325

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.8%)
Belmond Ltd.*	3,021	36,554
Bloomin’ Brands, Inc.	3,504	69,134
Bright Horizons Family Solutions, Inc.*	784	56,832
Cooper Tire & Rubber Co.	1,343	59,562
Five Below, Inc.*	1,830	79,257
Haverty Furniture Cos., Inc.	3,751	91,337
Intrawest Resorts Hldgs., Inc.*	1,622	40,566
LCI Industries	491	49,002
Lions Gate Entertainment Corp. Cl A	1,804	47,901
Lions Gate Entertainment Corp. Cl B*	1,804	43,969
Lithia Motors, Inc. Cl A	753	64,494
MSG Networks, Inc.*	951	22,206
Panera Bread Co. Cl A*	260	68,086
Red Rock Resorts, Inc. Cl A	1,295	28,723
Select Comfort Corp.*	4,125	102,259
Steve Madden Ltd.*	1,461	56,322
Thor Industries, Inc.	651	62,581

		978,785

CONSUMER STAPLES (3.7%)
Argo Group International	240	16,272
Cal-Maine Foods, Inc.	665	24,472
Orchids Paper Products Co.	1,549	37,176
Vector Group Ltd.	2,136	44,429
Village Super Market, Inc. Cl A	1,650	43,725
WD-40 Co.	849	92,499

		258,573

ENERGY (1.4%)
Gulfport Energy Corp.*	1,898	32,627
Matador Resources Co.*	1,924	45,772
RPC, Inc.	1,243	22,759

		101,158

FINANCIALS (7.5%)
AMERISAFE, Inc.	447	29,010
Bank of the Ozarks, Inc.	881	45,821
FBL Financial Group, Inc. Cl A	792	51,836
First Merchants Corp.	531	20,879
Heritage Financial Corp.	2,001	49,525
Investors Bancorp, Inc.	5,043	72,518
iShares Russell 2000 Growth ETF	600	96,996
Moelis & Co. Cl A	1,071	41,234
Pinnacle Financial Partners, Inc.	740	49,173
Starwood Property Trust, Inc.	2,213	49,970
United Insurance Hldgs., Corp.	1,435	22,888

		529,850

HEALTH CARE (19.9%)
Abiomed, Inc.*	316	39,563
Acadia Healthcare Co., Inc.*	2,936	128,006
ACADIA Pharmaceuticals, Inc.*	1,068	36,718
Acceleron Pharma, Inc.*	857	22,685
Acorda Therapeutics, Inc.*	352	7,392
Agios Pharmaceuticals, Inc.*	357	20,849
Anika Therapeutics, Inc.*	739	32,102
Atrion Corp.	18	8,428
BioSpecifics Technologies Corp.*	751	41,155
Catalent, Inc.*	957	27,102
Chemed Corp.	144	26,307
DexCom, Inc.*	382	32,367

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Emergent Biosolutions, Inc.*	1,180	34,267
Exact Sciences Corp.*	1,477	34,887
Horizon Pharma PLC*	851	12,578
Insulet Corp.*	636	27,405
Intersect ENT, Inc.*	1,537	26,360
Karyopharm Therapeutics, Inc.*	2,275	29,211
Kite Pharma, Inc.*	558	43,797
Medicines Co.*	864	42,250
Neogen Corp.*	609	39,920
Neurocrine Biosciences, Inc.*	986	42,694
Nevro Corp.*	354	33,170
NuVasive, Inc.*	718	53,620
Omeros Corp.*	1,594	24,101
Omnicell, Inc.*	2,107	85,650
Pacira Pharmaceuticals, Inc.*	872	39,763
Penumbra, Inc.*	342	28,540
Prestige Brands Hldgs., Inc.*	544	30,225
Prothena Corp. PLC*	545	30,406
Radius Health, Inc.*	498	19,248
Repligen Corp.*	674	23,725
Supernus Pharmaceuticals, Inc.*	2,752	86,138
TESARO, Inc.*	417	64,164
Ultragenyx Pharmaceutical, Inc.*	536	36,330
WellCare Health Plans, Inc.*	422	59,169
Wright Medical Group NV*	1,159	36,068

		1,406,360

INDUSTRIALS (14.6%)
Altra Industrial Motion Corp.	1,340	52,193
Astronics Corp.*	3,781	119,971
AZZ, Inc.	843	50,159
BMC Stock Hldgs., Inc.*	1,315	29,719
Covenant Transportation Group Cl A*	3,506	65,913
Deluxe Corp.	490	35,363
EnPro Industries, Inc.	1,633	116,204
Generac Hldgs., Inc.*	877	32,695
Granite Construction, Inc.	1,119	56,163
Healthcare Svcs. Group, Inc.	2,156	92,902
II-VI, Inc.*	71	2,560
John Bean Technologies Corp.	316	27,792
Mueller Water Products, Inc. Cl A	5,710	67,492
NCI Building Systems, Inc.*	2,062	35,363
Oclaro, Inc.*	855	8,396
Quanex Building Products Corp.	1,376	27,864
Sun Hydraulics Corp.	1,881	67,923
Teledyne Technologies, Inc.*	541	68,415
Trex Co., Inc.*	735	51,002
Universal Forest Products, Inc.	242	23,847

		1,031,936

INFORMATION TECHNOLOGY (24.3%)
Acacia Communications, Inc.*	561	32,886
Advanced Micro Devices, Inc.*	1,989	28,940
Aerohive Networks, Inc.*	4,664	19,635
Ambarella, Inc.*	993	54,327
ARRIS International PLC*	1,422	37,612
Aspen Technology, Inc.*	410	24,157
Belden, Inc.	362	25,047
CalAmp Corp.*	2,237	37,559
Callidus Software, Inc.*	2,873	61,339
Cavium, Inc.*	899	64,422
Cirrus Logic, Inc.*	296	17,964
Coherent, Inc.*	110	22,620

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Cornerstone OnDemand, Inc.*	775	30,140
Cypress Semiconductor Corp.	1,415	19,470
EPAM Systems, Inc.*	670	50,598
Euronet Worldwide, Inc.*	497	42,503
Everspin Technologies, Inc.*	2,740	22,961
Fair Isaac Corp.	311	40,103
FARO Technologies, Inc.*	878	31,389
Globant S.A.*	1,194	43,462
Integrated Device Technology, Inc.*	1,354	32,049
j2 Global, Inc.	481	40,361
Littelfuse, Inc.	135	21,588
LogMeIn, Inc.	1,094	106,665
Lumentum Hldgs., Inc.*	798	42,573
MAXIMUS, Inc.	482	29,980
MaxLinear, Inc. Cl A*	1,749	49,059
Microsemi Corp.*	841	43,337
Monolithic Power Systems, Inc.	814	74,969
New Relic, Inc.*	1,729	64,094
Paycom Software, Inc.*	822	47,273
Perficient, Inc.*	781	13,558
Proofpoint, Inc.*	1,145	85,142
Rapid7, Inc.*	1,760	26,365
RingCentral, Inc. Cl A*	325	9,198
Science Applications Int’l. Corp.	517	38,465
Sequans Communications S.A. ADR*	13,439	36,957
Stamps.com, Inc.*	345	40,831
Take-Two Interactive Software, Inc.*	762	45,164
Universal Display Corp.	323	27,810
ViaSat, Inc.*	623	39,760
Virtusa Corp.*	1,366	41,281
Zendisk, Inc.*	2,150	60,286

		1,723,899

MATERIALS (4.5%)
Berry Global Group, Inc.*	1,094	53,136
Ferro Corp.*	5,991	91,003
Ferroglobe PLC	2,910	30,060
Orion Engineered Carbons S.A.	2,060	42,230
PolyOne Corp.	583	19,874
The Chemours Co.	525	20,213
U.S. Concrete, Inc.*	903	58,289

		314,805

REAL ESTATE (3.9%)
CubeSmart	1,866	48,441
Easterly Government Pptys.	3,342	66,138
QTS Realty Trust, Inc.	1,326	64,643
Retail Opportunity Investments Corp.	2,115	44,478
Terreno Realty Corp.	1,936	54,208

		277,908

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	6,047	57,749
Shenandoah Telecommunications Co.	1,925	53,996

		111,745

UTILITIES (2.0%)
Chesapeake Utilities Corp.	1,224	84,701
Northwest Natural Gas Co.	946	55,909

		140,610

TOTAL COMMON STOCKS (Cost: $5,879,544) 97.2%		6,875,629

TOTAL INVESTMENTS (Cost: $5,879,544) 97.2%		6,875,629

OTHER NET ASSETS 2.8%		200,279

NET ASSETS 100.0%		$7,075,908

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.4%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	194,727
U.S. Treasury Note	AA+	1.50	08/15/26	950,000	879,041
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	84,618
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	739,762
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	787,548

					2,685,696

U.S. GOVERNMENT AGENCIES (28.0%)
MORTGAGE-BACKED OBLIGATIONS (28.0%)
FHLMC	AA+	2.50	09/01/27	54,212	54,894
FHLMC	AA+	3.00	06/01/27	33,790	34,704
FHLMC	AA+	3.00	08/01/27	36,037	37,001
FHLMC	AA+	3.00	11/01/42	49,938	49,814
FHLMC	AA+	3.00	04/01/43	57,138	56,989
FHLMC	AA+	3.50	05/01/42	83,633	85,912
FHLMC	AA+	3.50	01/01/43	64,960	66,542
FHLMC	AA+	3.50	04/01/43	102,549	105,408
FHLMC	AA+	3.50	11/01/43	86,743	89,108
FHLMC	AA+	3.50	07/01/45	85,893	88,371
FHLMC	AA+	3.50	05/01/46	89,003	91,087
FHLMC	AA+	4.00	02/01/25	6,839	7,200
FHLMC	AA+	4.00	03/01/41	34,566	36,404
FHLMC	AA+	4.00	07/01/41	42,962	45,500
FHLMC	AA+	4.00	11/01/42	40,341	42,656
FHLMC	AA+	4.00	01/01/44	110,642	116,647
FHLMC	AA+	4.00	10/01/44	70,467	73,971
FHLMC	AA+	4.00	06/01/45	79,444	83,821
FHLMC	AA+	4.50	03/01/34	15,348	16,503
FHLMC	AA+	4.50	08/01/34	6,933	7,458
FHLMC	AA+	4.50	02/01/44	50,225	53,859
FHLMC	AA+	5.00	02/01/26	3,280	3,568
FHLMC	AA+	5.50	03/01/21	3,288	3,446
FHLMC	AA+	5.50	07/01/32	5,574	6,224
FHLMC	AA+	5.50	05/01/33	4,173	4,625
FHLMC	AA+	5.50	06/01/37	22,512	25,369
FHLMC	AA+	6.00	07/15/29	4,299	4,904
FHLMC	AA+	6.00	03/15/32	4,833	5,289
FHLMC ARM	AA+	2.76	02/01/36	5,190	5,483
FHLMC ARM	AA+	2.90	04/01/37	3,235	3,410
FHLMC ARM	AA+	2.90	04/01/37	4,772	5,034
FHLMC ARM	AA+	2.93	05/01/37	5,090	5,327
FHLMC ARM	AA+	4.54	09/01/39	5,700	6,041
FHLMC ARM	AA+	5.89	03/01/37	1,172	1,240
FHLMC Strip	AA+	3.00	01/15/43	68,392	68,253
FNMA	AA+	2.39	05/01/43	71,981	72,872
FNMA	AA+	3.00	09/01/29	57,892	59,482
FNMA	AA+	3.00	09/01/33	82,960	84,832
FNMA	AA+	3.00	04/25/42	83,837	85,600
FNMA	AA+	3.00	12/01/42	64,986	64,180
FNMA	AA+	3.00	02/01/43	40,848	40,637
FNMA	AA+	3.00	03/01/43	33,709	33,581
FNMA	AA+	3.00	09/01/43	111,374	111,000
FNMA	AA+	3.00	09/01/46	146,812	145,628
FNMA	AA+	3.50	03/25/28	57,674	59,322
FNMA	AA+	3.50	03/01/32	51,565	53,855
FNMA	AA+	3.50	09/01/32	71,128	74,284
FNMA	AA+	3.50	08/01/38	48,761	50,168
FNMA	AA+	3.50	10/01/41	45,191	46,450
FNMA	AA+	3.50	12/01/41	55,034	56,568
FNMA	AA+	3.50	04/01/42	67,072	68,929
FNMA	AA+	3.50	08/01/42	56,051	57,430
FNMA	AA+	3.50	10/01/42	58,417	60,037
FNMA	AA+	3.50	12/01/42	123,201	126,765
FNMA	AA+	3.50	08/01/43	112,114	114,844
FNMA	AA+	3.50	08/01/43	119,645	122,788
FNMA	AA+	3.50	01/01/44	18,766	19,130
FNMA	AA+	3.50	04/01/45	165,947	170,489

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FNMA	AA+	3.50	06/01/45	91,863	94,213
FNMA	AA+	3.50	10/01/45	185,048	190,119
FNMA	AA+	4.00	05/01/19	3,271	3,381
FNMA	AA+	4.00	07/25/26	79,748	86,330
FNMA	AA+	4.00	01/01/31	77,131	81,617
FNMA	AA+	4.00	11/01/40	35,654	37,480
FNMA	AA+	4.00	05/01/41	35,909	37,642
FNMA	AA+	4.00	11/01/45	84,643	89,200
FNMA	AA+	4.50	05/01/18	509	522
FNMA	AA+	4.50	05/01/19	1,254	1,286
FNMA	AA+	4.50	05/01/30	12,982	13,951
FNMA	AA+	4.50	04/01/31	16,860	18,117
FNMA	AA+	4.50	08/01/33	5,369	5,780
FNMA	AA+	4.50	08/01/33	4,438	4,771
FNMA	AA+	4.50	09/01/33	15,516	16,702
FNMA	AA+	4.50	05/01/34	3,652	3,931
FNMA	AA+	4.50	06/01/34	6,467	6,964
FNMA	AA+	4.50	08/01/35	7,974	8,560
FNMA	AA+	4.50	12/01/35	8,156	8,775
FNMA	AA+	4.50	05/01/39	13,856	15,000
FNMA	AA+	4.50	05/01/39	21,872	23,676
FNMA	AA+	4.50	05/01/40	22,001	23,764
FNMA	AA+	5.00	04/01/18	1,054	1,083
FNMA	AA+	5.00	09/01/18	1,156	1,188
FNMA	AA+	5.00	10/01/20	3,703	3,851
FNMA	AA+	5.00	06/01/33	11,447	12,555
FNMA	AA+	5.00	09/01/33	9,460	10,372
FNMA	AA+	5.00	10/01/33	12,600	13,947
FNMA	AA+	5.00	11/01/33	16,112	17,649
FNMA	AA+	5.00	03/01/34	3,079	3,373
FNMA	AA+	5.00	04/01/34	2,378	2,603
FNMA	AA+	5.00	04/01/34	5,186	5,695
FNMA	AA+	5.00	04/01/35	6,984	7,726
FNMA	AA+	5.00	06/01/35	3,727	4,077
FNMA	AA+	5.00	09/01/35	5,422	5,934
FNMA	AA+	5.00	11/25/35	16,583	17,955
FNMA	AA+	5.00	10/01/36	6,182	6,764
FNMA	AA+	5.00	05/01/39	17,736	19,345
FNMA	AA+	5.00	06/01/40	13,474	14,733
FNMA	AA+	5.50	04/01/17	2	2
FNMA	AA+	5.50	05/01/17	1	1
FNMA	AA+	5.50	09/01/19	1,090	1,121
FNMA	AA+	5.50	08/01/25	5,292	5,926
FNMA	AA+	5.50	01/01/27	2,295	2,547
FNMA	AA+	5.50	09/01/33	4,709	5,319
FNMA	AA+	5.50	10/01/33	14,838	16,758
FNMA	AA+	5.50	03/01/34	4,691	5,288
FNMA	AA+	5.50	03/01/34	1,268	1,413
FNMA	AA+	5.50	07/01/34	4,563	5,098
FNMA	AA+	5.50	09/01/34	2,255	2,526
FNMA	AA+	5.50	09/01/34	12,428	13,810
FNMA	AA+	5.50	09/01/34	15,077	16,896
FNMA	AA+	5.50	10/01/34	3,026	3,382
FNMA	AA+	5.50	02/01/35	4,926	5,519
FNMA	AA+	5.50	02/01/35	6,908	7,796
FNMA	AA+	5.50	04/01/35	7,623	8,540
FNMA	AA+	5.50	08/01/35	8,788	9,850
FNMA	AA+	5.50	11/01/35	7,468	8,373
FNMA	AA+	5.50	06/01/37	8,089	9,071
FNMA	AA+	5.50	11/01/38	1,614	1,712
FNMA	AA+	5.50	06/01/48	3,000	3,234
FNMA	AA+	6.00	04/01/23	4,238	4,785
FNMA	AA+	6.00	01/01/25	10,902	12,309
FNMA	AA+	6.00	03/01/28	5,460	6,165
FNMA	AA+	6.00	04/01/32	557	629
FNMA	AA+	6.00	05/01/32	1,029	1,176
FNMA	AA+	6.00	05/01/33	15,478	17,496
FNMA	AA+	6.00	09/01/34	7,348	8,390
FNMA	AA+	6.00	10/01/34	10,521	11,894
FNMA	AA+	6.00	11/01/34	2,392	2,701

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FNMA	AA+	6.00	12/01/36	5,105	5,798
FNMA	AA+	6.00	01/01/37	6,022	6,863
FNMA	AA+	6.00	05/01/37	1,251	1,334
FNMA	AA+	6.00	07/01/37	2,794	3,155
FNMA	AA+	6.00	08/01/37	3,666	4,140
FNMA	AA+	6.00	12/01/37	974	1,100
FNMA	AA+	6.00	10/25/44	13,890	15,751
FNMA	AA+	6.00	02/25/47	12,192	13,881
FNMA	AA+	6.00	12/25/49	9,558	10,827
FNMA	AA+	6.50	05/01/17	3	3
FNMA	AA+	6.50	06/01/17	55	55
FNMA	AA+	6.50	05/01/32	550	612
FNMA	AA+	6.50	05/01/32	1,611	1,791
FNMA	AA+	6.50	07/01/32	824	916
FNMA	AA+	6.50	07/01/34	4,919	5,519
FNMA	AA+	6.50	09/01/34	2,677	2,976
FNMA	AA+	6.50	09/01/36	1,225	1,354
FNMA	AA+	6.50	05/01/37	3,905	4,098
FNMA	AA+	6.50	09/01/37	2,358	2,673
FNMA	AA+	6.50	05/01/38	1,960	2,179
FNMA	AA+	7.00	09/01/31	909	1,007
FNMA	AA+	7.00	04/01/32	1,379	1,574
FNMA	AA+	7.00	01/25/44	18,642	21,971
FNMA	AA+	7.50	06/01/31	318	366
FNMA	AA+	7.50	02/01/32	1,258	1,469
FNMA	AA+	7.50	06/01/32	302	359
FNMA	AA+	8.00	04/01/32	108	114
FNMA Strip	AA+	3.00	08/25/42	60,987	59,834
GNMA (3)	AA+	4.00	08/15/41	41,862	44,511
GNMA (3)	AA+	4.00	11/15/41	18,225	19,499
GNMA (3)	AA+	4.00	01/15/42	52,754	55,961
GNMA (3)	AA+	4.00	03/20/42	27,464	29,155
GNMA (3)	AA+	4.50	04/20/31	20,750	22,416
GNMA (3)	AA+	4.50	10/15/40	35,081	38,106
GNMA (3)	AA+	4.50	06/20/41	27,213	29,112
GNMA (3)	AA+	4.50	10/20/43	42,834	46,629
GNMA (3)	AA+	5.00	10/15/24	41,990	45,882
GNMA (3)	AA+	5.00	06/20/39	34,919	37,961
GNMA (3)	AA+	5.00	11/15/39	18,920	20,815
GNMA (3)	AA+	5.00	06/20/40	17,047	18,341
GNMA (3)	AA+	5.50	01/15/36	8,996	10,023
GNMA (3)	AA+	6.50	04/15/31	108	123
GNMA (3)	AA+	6.50	10/15/31	675	778
GNMA (3)	AA+	6.50	12/15/31	119	135
GNMA (3)	AA+	6.50	05/15/32	414	470
GNMA (3)	AA+	7.00	05/15/31	609	714
GNMA (3)	AA+	7.00	05/15/32	48	50
GNMA (3)	AA+	7.00	10/20/38	223	240
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	23,889	25,380

					4,909,311

CORPORATE DEBT (54.7%)
CONSUMER DISCRETIONARY (9.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	84,038
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	81,411
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	52,577
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,463
Dollar General Corp.	BBB	3.25	04/15/23	85,000	84,984
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	71,164
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	90,610
Gap, Inc.	BB+	5.95	04/12/21	75,000	80,493
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	75,000	76,388
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	71,063
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	28,581
Kohl’s Corp.	BBB-	4.00	11/01/21	50,000	50,962
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	77,388
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,431
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	80,917
NVR, Inc.	BBB+	3.95	09/15/22	85,000	87,952
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,345
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	79,929

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	77,855
Staples, Inc.	BBB-	4.38	01/12/23	85,000	86,393
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	106,578
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	48,760
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	85,834
Wynn Las Vegas LLC	BB	5.38	03/15/22	85,000	87,019

					1,697,135

CONSUMER STAPLES (3.1%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	49,686
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	78,563
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	69,806
Kroger Co.	BBB	2.95	11/01/21	30,000	30,182
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	98,164
Sysco Corp.	BBB+	2.60	06/12/22	55,000	54,103
Sysco Corp.	BBB+	3.75	10/01/25	50,000	51,025
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	100,000	106,276

					537,805

ENERGY (3.8%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	78,917
Energen Corp.	BB	4.63	09/01/21	85,000	84,550
EQT Corp.	BBB	4.88	11/15/21	85,000	91,360
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	70,316
Murphy Oil Corp.	BBB-	3.50	12/01/17	65,000	65,000
Noble Corp.	BB-	7.50	03/15/19	50,000	51,875
Rowan Companies PLC	B+	4.88	06/01/22	85,000	81,175
Seacor Hldgs., Inc.	B	7.38	10/01/19	50,000	51,250
TechnipFMC PLC†	BBB+	2.00	10/01/17	85,000	84,971

					659,414

FINANCIALS (9.8%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	84,892
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	82,428
Bank of America Corp.	BBB	3.95	04/21/25	75,000	74,675
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	91,114
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	55,813
Block Financial LLC	BBB	5.25	10/01/25	50,000	51,894
Block Financial LLC	BBB	5.50	11/01/22	30,000	31,924
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	91,417
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	40,948
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,567
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	50,920
First Republic Bank	A-	2.38	06/17/19	85,000	84,887
First Tennessee Bank	BBB	2.95	12/01/19	75,000	75,878
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	47,125
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,628
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	21,764
Lincoln National Corp.	A-	4.85	06/24/21	20,000	21,592
Markel Corp.	BBB+	5.35	06/01/21	40,000	43,805
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	81,149
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	53,523
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	21,892
Pacific LifeCorp.†	A-	6.00	02/10/20	65,000	70,559
Protective Life Corp.	A-	7.38	10/15/19	65,000	73,045
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,600
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	81,611
Signet UK Finance PLC	BBB-	4.70	06/15/24	50,000	48,401
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	50,622
Synchrony Financial	BBB-	3.70	08/04/26	50,000	48,475
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,177
Unum Group	BBB	4.00	03/15/24	75,000	76,458
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	73,888

					1,720,671

HEALTH CARE (5.5%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	91,781
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	42,700
Anthem, Inc.	A	4.35	08/15/20	50,000	53,024
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	52,344
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	90,713
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	86,130
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	87,036
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	83,789

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	86,498
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	92,134
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	90,904
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,891
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,091

					973,035

INDUSTRIALS (5.2%)
Arconic, Inc.	BBB-	6.75	07/15/18	85,000	89,590
Crane Co.	BBB	2.75	12/15/18	90,000	91,437
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	85,000	85,607
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	86,182
Flowserve Corp.	BBB	3.50	09/15/22	65,000	65,522
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	76,212
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	85,004
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	80,179
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	85,000	86,321
Pentair PLC	BBB-	5.00	05/15/21	75,000	79,601
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	86,354

					912,009

INFORMATION TECHNOLOGY (5.5%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	91,481
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	105,497
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	88,350
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	86,572
eBay, Inc.	BBB+	2.88	08/01/21	75,000	75,792
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	91,452
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	24,646
Ingram Micro, Inc.	NR	5.25	09/01/17	55,000	55,632
Lam Research Corp.	BBB	2.75	03/15/20	75,000	75,871
Symantec Corp.	BB+	4.20	09/15/20	85,000	87,642
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	85,789
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	85,305

					954,029

MATERIALS (5.5%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	92,056
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	86,297
Domtar Corp.	BBB-	4.40	04/01/22	85,000	88,904
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	53,357
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	85,000	78,838
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	85,209
Kinross Gold Corp.	BB+	5.13	09/01/21	20,000	20,825
Methanex Corp.	BB+	3.25	12/15/19	85,000	85,597
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	87,403
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	52,244
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,058
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	85,879
Teck Resources Ltd.	BB	4.75	01/15/22	75,000	77,453
Vulcan Materials Co.	BBB	7.00	06/15/18	40,000	42,340

					968,460

REAL ESTATE (3.8%)
American Tower Corp.	BBB-	4.50	01/15/18	85,000	86,814
Boston Properties LP	A-	3.85	02/01/23	65,000	67,367
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,167
Healthcare Realty Trust	BBB	3.75	04/15/23	85,000	84,915
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	90,538
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	88,647
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	29,998
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	51,621
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	69,583
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,243
Welltower, Inc.	BBB+	6.13	04/15/20	50,000	55,304

					655,197

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	74,610
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	42,575

					117,185

UTILITIES (2.1%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	54,289
Entergy Corp.	BBB	5.13	09/15/20	85,000	91,826
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	31,400

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	79,399
SCANA Corp.	BBB	4.13	02/01/22	85,000	86,146
Talen Energy Supply LLC	B	4.60	12/15/21	30,000	25,425

					368,485

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,934,119) 98.1%					17,158,432

TOTAL INVESTMENTS (Cost: $16,934,119) 98.1%					17,158,432

OTHER NET ASSETS 1.9%					331,681

NET ASSETS 100.0%					$17,490,113

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (23.3%)
U.S. Treasury Bill	A-1+	0.47	04/20/17	800,000	799,799
U.S. Treasury Bill	A-1+	0.50	04/13/17	400,000	399,933
U.S. Treasury Bill	A-1+	0.57	05/04/17	1,500,000	1,499,215
U.S. Treasury Bill	A-1+	0.60	04/27/17	450,000	449,807
U.S. Treasury Bill	A-1+	0.65	05/11/17	1,000,000	999,277
U.S. Treasury Bill	A-1+	0.69	05/18/17	250,000	249,773
U.S. Treasury Bill	A-1+	0.70	05/18/17	250,000	249,772
U.S. Treasury Bill	A-1+	0.71	05/25/17	400,000	399,574
U.S. Treasury Bill	A-1+	0.72	05/25/17	550,000	549,406

					5,596,556

U.S. GOVERNMENT AGENCIES (16.0%)
FHLB	A-1+	0.52	04/05/17	700,000	699,959
FHLB	A-1+	0.52	04/21/17	700,000	699,796
FHLB	A-1+	0.53	04/07/17	500,000	499,956
FHLB	A-1+	0.54	04/26/17	250,000	249,907
FHLB	A-1+	0.55	05/05/17	500,000	499,742
FHLB	A-1+	0.76	05/12/17	1,000,000	999,131
FHLB	A-1+	0.76	05/19/17	200,000	199,797

					3,848,288

COMMERCIAL PAPER (61.5%)
Charles Schwab Corp.†	A-1	0.98	04/06/17	900,000	899,877
Chevron Corp.†	A-1+	0.74	05/08/17	800,000	799,391
Coca-Cola Co.†	A-1+	0.70	04/11/17	250,000	249,951
Coca-Cola Co.†	A-1+	0.72	04/11/17	500,000	499,900
Danaher Corp.†	A-1	0.84	04/07/17	500,000	499,930
Disney (Walt) Co.†	A-1	0.80	04/10/17	800,000	799,840
Hershey Co.†	A-1	0.87	04/13/17	800,000	799,768
Intercontinental Exchange, Inc.†	A-1	0.80	04/12/17	900,000	899,780
J.P. Morgan Securities LLC	A-1	0.91	05/01/17	700,000	699,469
Estee Lauder Cos.†	A-1	0.85	04/25/17	800,000	799,547
Microsoft Corp.†	A-1+	0.80	05/02/17	600,000	599,587
Microsoft Corp.†	A-1+	0.83	05/02/17	300,000	299,786
Nestle Capital Corp.†	A-1+	0.65	04/07/17	800,000	799,913
Novartis Finance Corp.†	A-1+	0.87	05/22/17	800,000	799,014
PepsiCo, Inc.†	A-1	0.66	04/11/17	400,000	399,927
PepsiCo, Inc.†	A-1	0.70	04/05/17	500,000	499,961
Pfizer, Inc.†	A-1+	0.70	04/20/17	300,000	299,889
Pfizer, Inc.†	A-1+	0.80	04/20/17	565,000	564,761
QUALCOMM, Inc.†	A-1+	0.70	04/26/17	600,000	599,708
QUALCOMM, Inc.†	A-1+	0.82	04/26/17	250,000	249,858
Simon Ppty. Group LP†	A-1	0.90	05/05/17	700,000	699,405
Toyota Motor Credit Corp.	A-1+	0.85	04/03/17	250,000	249,988
Wal-Mart Stores, Inc.†	A-1+	0.76	04/03/17	850,000	849,964
Washington Gas Light Co.	A-1	0.86	04/27/17	900,000	899,441

					14,758,655

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,203,499) 100.8%					24,203,499

TOTAL INVESTMENTS (Cost: $24,203,499) 100.8%					24,203,499

OTHER NET ASSETS -0.8%					(189,138)

NET ASSETS 100.0%					$24,014,361

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$355,286	2.0%
MONEY MARKET FUND	$12,909,757	53.8%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of March 31, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain (Loss)	Face Value of Futures as a Percentage of Total Investments

ALL AMERICA FUND	3	E-mini S&P 500 Stock Index	P	June 2017	$353,880	($308)	3.2%
EQUITY INDEX FUND	5	E-mini S&P 500 Stock Index	P	June 2017	$589,800	($513)	1.6%
MID-CAP EQUITY INDEX FUND	6	E-mini S&P MidCap 400 Stock Index	P	June 2017	$1,030,920	$5,250	4.6%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2017, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note b below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2017. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2017:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs			Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$6,325,520	-	-			$6,325,520
Common Stock - Active	$4,761,969	-	$8,550	(b)		$4,770,519
Long-Term Debt Securities - Active	-	$3,970	-			$3,970
Short-Term Debt Securities - Indexed	-	$99,827	-			$99,827
Warrants - Active	$696	-	-			$696
	$11,088,185	$103,797	$8,550			$11,200,532

Equity Index Fund
Common Stock	$37,179,213	-	-			$37,179,213
Short-Term Debt Securities	-	$149,915	-			$149,915
	$37,179,213	$149,915	-			$37,329,128

Mid-Cap Equity Index Fund
Common Stock	$21,506,468	-	-			$21,506,468
Short-Term Debt Securities	-	$699,824	-			$699,824
	$21,506,468	$699,824	-			$22,206,292

Small Cap Value Fund
Common Stock	$10,023,824	-	$76,700	(b	)	$10,100,524
Long-Term Debt Securities	-	$37,715	-			$37,715
Warrants	$6,221	-	-			$6,221
	$10,030,045	$37,715	$76,700			$10,144,460

Small Cap Growth Fund
Common Stock	$6,875,629	-	-			$6,875,629

Bond Fund
U.S. Government Debt	-	$2,685,696	-			$2,685,696
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$4,909,311	-			$4,909,311
Long-Term Corporate Debt	-	$9,563,425	-			$9,563,425
	-	$17,158,432	-			$17,158,432

Money Market Fund
U.S. Government Debt	-	$5,596,556	-			$5,596,556
U.S. Government Agency Short-Term Debt	-	$3,848,288	-			$3,848,288
Commercial Paper	-	$14,758,655	-			$14,758,655
	-	$24,203,499	-			$24,203,499
Other Financial Instruments:*
All America Fund	($308)	-	-			($308)
Equity Index Fund	($513)	-	-			($513)
Mid-Cap Equity Index Fund	$5,250	-	-			$5,250

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)Reflects security issued by Xura, Inc. included in the Information Technology section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2017
	Balance December 31, 2016	Change in Unrealized Gains (Losses)	Transfers Into Level 3 (c)	Transfers Out of Level 3	Balance March 31, 2017	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2017
All America Fund - Active Common Stock	$8,550	-	-	-	$8,550	$948
Small Cap Value Fund - Common Stock	$76,700	-	-	-	$76,700	$8,172

(c) Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At March 31, 2017, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2017 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,676,013	$9,944,511	$5,339,090	$2,500,467
Unrealized Depreciation	(327,676)	(1,100,618)	(946,441)	(418,839)

Net	$2,348,337	$8,843,893	$4,392,649	$2,081,628

Tax Cost of Investments	$8,852,195	$28,485,235	$17,813,643	$8,062,832

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,238,898	$398,643	$-
Unrealized Depreciation	(252,421)	(174,653)	-

Net	$986,477	$223,990	$-

Tax Cost of Investments	$5,889,152	$16,934,442	$24,203,499

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise primarily from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board, President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date:	May 25, 2017

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President, Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 25, 2017